Jacob Funds II (formerly, PineBridge Mutual Funds)
on behalf of

Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)

653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266

October 8, 2012

Dear Shareholders:

The attached proxy materials relate to the proposed reorganization of the two former PineBridge Funds referred to above into the Jacob Funds family of mutual funds.  A shareholder meeting has been scheduled for October 26, 2012 so that shareholders can vote on proposals to reorganize each of the two former PineBridge Funds into a corresponding fund and share class (as listed below) of Jacob Funds Inc. (the “Acquiring Trust”).  If you were a shareholder of record in one of the two former PineBridge Funds as of the close of business on August 31, 2012, you have the opportunity to vote at the shareholder meeting.

Target Funds	Acquiring Funds
Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)	Jacob Micro Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)	Jacob Small Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares

The proposed reorganizations were prompted by a decision by the Target Funds’ former investment adviser, PineBridge Investments, LLC (“PineBridge”), to discontinue its U.S. mutual fund operations.  The Target Funds’ Board of Trustees explored various options for the Target Funds, including the possible liquidation of the Target Funds.  After careful consideration, the Target Funds’ Board determined that it would benefit the Target Fund shareholders to give them the option of continuing their investment in the Target Funds by reorganizing into the Acquiring Funds.  As previously announced to shareholders, effective July 9, 2012, the investment adviser of the Acquiring Funds, Jacob Asset Management of New York LLC (“Jacob”), began managing the Target Funds under an interim advisory agreement.

The Board of Trustees of the Target Funds recommends that you vote for the proposed reorganization of the Target Fund in which you own shares.  Should the reorganization of a Target Fund be approved by its shareholders and other conditions to the reorganization be satisfied, your current shares of the Target Fund will be exchanged for shares of the corresponding Acquiring Fund.  More information on the specific details of the Acquiring Funds and reasons for the proposed reorganizations is contained in the enclosed combined Prospectus/Proxy Statement.

Please read the enclosed materials carefully and vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be, and even if you no longer own your shares.  You can cast your vote on the internet, by telephone, or by completing and returning the proxy card enclosed in this package.  If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, AST Fund Solutions, reminding you to vote.  If you have any questions before you vote, please call 1-866-416-0576.  Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern time.  Thank you for your participation in this important initiative.

Sincerely,

Shane Morris, Secretary, Jacob Funds II

Jacob Funds II (formerly, PineBridge Mutual Funds)
on behalf of
Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)

653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
Telephone: 1-888-JACOB-FX

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 26, 2012

To Our Shareholders:

Notice is hereby given that a special meeting of shareholders of the Jacob Micro Cap Growth Fund (formerly, the PineBridge US Micro Cap Growth Fund) and the Jacob Small Cap Growth Fund II (formerly, the PineBridge US Small Cap Growth Fund) (each, a “Target Fund,” and collectively, the “Target Funds”) will be held at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, on October 26, 2012 at 10:00 a.m. Eastern time (the “Meeting”).  The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

Proposal 1:  To approve an Agreement and Plan of Reorganization and Termination providing for the (i) transfer of the assets of the Jacob Micro Cap Growth Fund series of Jacob Funds II to the Jacob Micro Cap Growth Fund series of Jacob Funds Inc., in exchange solely for shares of the designated classes of common stock of the Jacob Micro Cap Growth Fund series of Jacob Funds Inc. and the latter’s assumption of the transferor’s liabilities, and (ii) distribution of the shares of the designated classes of the Jacob Micro Cap Growth Fund series of Jacob Funds Inc. pro rata to shareholders in connection with the liquidation of the Jacob Micro Cap Growth Fund series of Jacob Funds II.

Proposal 2:  To approve an Agreement and Plan of Reorganization and Termination providing for the (i) transfer of the assets of the Jacob Small Cap Growth Fund II series of Jacob Funds II to the Jacob Small Cap Growth Fund series of Jacob Funds Inc., in exchange solely for shares of the designated classes of common stock of the Jacob Small Cap Growth Fund series of Jacob Funds Inc. and the latter’s assumption of the transferor’s liabilities, and (ii) distribution of the shares of the designated classes of the Jacob Small Cap Growth Fund series of Jacob Funds Inc. pro rata to shareholders in connection with the liquidation of the Jacob Small Cap Growth Fund II series of Jacob Funds II.

It is not anticipated that any matter other than the approval of these proposals will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the Prospectus/Proxy Statement.  Shareholders of record of the Target Funds at the close of business on August 31, 2012, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting.  Shareholders are requested and encouraged to vote by proxy via the internet, telephone, or by mail.  If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy.  If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions.  Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposals.

The enclosed proxy is being solicited on behalf of the Board of Trustees of Jacob Funds II (formerly, PineBridge Mutual Funds).  The Board of Trustees unanimously recommends that the shareholders of each Target Fund vote FOR the proposal regarding that Target Fund.

By order of the Board of Trustees,

Shane Morris, Secretary, Jacob Funds II

October 8, 2012

YOUR VOTE IS IMPORTANT - PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person.  Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet, telephone, or by indicating voting instructions on the enclosed proxy card and mailing the card postage free as described below.  In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.
All other accounts should show the capacity of the individual signing.  This can be shown either in the form of the account registration itself or by the individual executing the proxy card.  For example:

REGISTRATION	VALID SIGNATURE
A. 1) ABC Corp.	John Smith, Treasurer
2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B. 1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2) ABC Trust	Ann B. Collins, Trustee
3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C. Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY INTERNET OR TELEPHONE

1.	Read the Prospectus/Proxy Statement, and have your proxy card handy.

2.	Call the toll-free number or go to the website indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

COMBINED PROSPECTUS/PROXY STATEMENT

DATED OCTOBER 3, 2012

Jacob Funds II (formerly, PineBridge Mutual Funds)
on behalf of
Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)

653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
Telephone: 1-888-JACOB-FX

This combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) and Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) (each, a “Target Fund,” and collectively, the “Target Funds”), each a series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Target Trust”).  The purpose of the Meeting is to vote on proposals to reorganize each of the Target Funds into a corresponding fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) and share class (as listed below) of Jacob Funds Inc. (the “Acquiring Trust”).

Target Funds	Acquiring Funds
Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)	Jacob Micro Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)	Jacob Small Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares

The Meeting will be held at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, on October 26, 2012 at 10:00 a.m. Eastern time.  The Board of Trustees of the Target Trust, on behalf of the Target Funds, is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about October 8, 2012.

The principal offices of the Target Trust and Acquiring Trust are located at 653 Manhattan Beach Blvd. #J, Manhattan Beach, California 90266 and can be reached by calling 1-888-JACOB-FX.
If shareholders of a Target Fund vote to approve the proposal regarding that Target Fund and you are a shareholder thereof, you will receive corresponding Acquiring Fund shares having an aggregate net asset value (“NAV”) equivalent to the aggregate NAV of your investment in the Target Fund as of the time of the reorganization.  The Target Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement includes information about the proposed reorganizations and the Acquiring Funds that you should know before voting on the proposal with respect to a Target Fund and investing in an Acquiring Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Acquiring Funds and the proposed reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents which are incorporated into this Prospectus/Proxy Statement by reference:

•	The Prospectus of the Acquiring Funds dated October 1, 2012 (File No. 811-09447), accompanying this Prospectus/Proxy Statement.

•	A Statement of Additional Information (“SAI”) dated October 3, 2012 (File No. 333-183647), accompanying this Prospectus/Proxy Statement.

•	The Prospectus of the Target Funds dated March 30, 2012, as supplemented and amended to date (File No. 811-07881).

You may request a free copy of the Acquiring Funds’ SAI or annual or semi-annual reports without charge on the Acquiring Funds’ website at www.jacobmutualfunds.com or by calling 1-888-jacob-fx.  You can obtain copies of the Target Funds’ current Prospectus, SAI, or annual or semi-annual reports without charge by calling 1-888-jacob-fx.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

THE PROPOSALS
Summary of the Proposals
Comparison of Investment Objectives, Strategies and Risks
Additional Comparison of Investment Objectives, Strategies and Risks
Comparative Fee Tables and Expense Examples
Portfolio Turnover
Comparison of Fund Performance
Comparison of the Rights of Target Fund and Acquiring Fund Shareholders
Agreements and Plans of Reorganization and Termination
Federal Income Tax Consequences of the Reorganizations
Reasons for the Reorganizations and Trustees’ Considerations
Description of the Securities to be Issued
Capitalization
ADDITIONAL INFORMATION ABOUT THE FUNDS
Management of the Funds
Distribution of the Funds
Financial Statements
VOTING INFORMATION
Solicitation of Votes
Quorum and Voting Requirements
Effect of Abstention and Broker “Non-Votes”
Adjournment
OTHER MATTERS
FUTURE SHAREHOLDER PROPOSALS
RECORD DATE AND OUTSTANDING SHARES
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INFORMATION ABOUT THE FUNDS
ATTACHMENTS TO PROSPECTUS/PROXY STATEMENT

1 1 4 7 7 11 11 12 14 14 16 18 18 20 20 22 23 25 25 26 26 27 27 27 27 27 29 30

THE PROPOSALS

Summary of the Proposals

Shareholders of record of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization and Termination, the form of which is attached hereto (each a “Plan” and, together, the “Plans”), under which their Target Fund would be reorganized into the corresponding Acquiring Fund as listed below (the “Reorganizations”).

Target Funds	Acquiring Funds
Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)	Jacob Micro Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)	Jacob Small Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares

Under the Plans, shareholders of a Target Fund would receive shares of the corresponding share class of the corresponding Acquiring Fund with a value equal to the value of their holdings of the Target Fund.  The Reorganization of each Target Fund into the corresponding Acquiring Fund is currently expected to occur in the fourth quarter of 2012 on such date and time as the parties may agree (the “Closing Date”).  Approval of each Reorganization requires the affirmative vote of 67% or more of the Target Fund's voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of a Target Fund are present or represented by proxy; or of more than 50% of the outstanding voting securities of a Target Fund, whichever is less (a “Majority Vote”).

The following questions and answers provide a summary of the proposals to reorganize the Target Funds into the Acquiring Funds.  We encourage you also to read the entire Combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) and the Prospectus of the Acquiring Funds (which is included herewith) carefully for more complete information.  Forms of the Plans are attached as Attachments II-A and II-B to this Prospectus/Proxy Statement.

Why are the Reorganizations being proposed?  The Reorganizations are being proposed because the Target Funds’ former investment adviser, PineBridge Investments, LLC (“PineBridge”), decided to discontinue its U.S. mutual fund operations.  The Target Funds’ Board of Trustees explored various options for the Target Funds, including the possible liquidation of the Target Funds.  After careful consideration, the Target Funds’ Board determined that it would benefit the Target Fund shareholders to give them the option of continuing their investment in the Target Funds by reorganizing into the Acquiring Funds.  Effective July 9, 2012, the investment adviser of the Acquiring Funds, Jacob Asset Management of New York LLC (“Jacob”), began managing the Target Funds under an interim advisory agreement.  The Board of Trustees of the Target Funds has unanimously approved the proposals and recommends that you vote in favor of the Reorganizations by voting to approve the Plans.

For more information regarding the factors considered by the Board of Trustees of the Target Funds, please refer to the section of this Prospectus/Proxy Statement entitled “The Proposed Reorganizations – Reasons for the Reorganizations and Trustees’ Considerations.”

How may the Reorganizations benefit shareholders of the Target Funds? Among other features, the Reorganizations offer shareholders of the Target Funds the opportunity for a tax-free exchange of their Target Fund shares for Acquiring Fund shares, and to maintain their investment in a small or micro cap growth mutual fund that has substantially similar investment objectives and principal investment strategies with continuity of portfolio management personnel.  Further, the Reorganizations also offer shareholders the opportunity to realize potential favorable tax benefits going forward by retaining capital loss carryover benefits that could reduce taxes on future capital gains.  Shareholders of the Target Funds will also benefit from the ability to exchange their Acquiring Fund shares into other mutual funds within the Jacob Funds Inc. fund group.

Who will manage the Acquiring Funds?  Jacob Asset Management of New York LLC (“Jacob”) is the investment adviser for the Acquiring Funds, as well as the interim investment adviser for the Target Funds.

The Jacob Micro Cap Growth Fund (Acquiring Fund) portfolio will be managed by Jamie Cuellar, Lead Portfolio Manager, with Ryan I. Jacob and Darren Chervitz as Co-Portfolio Managers.  Mr. Cuellar, supported by a team of analysts and traders, has been primarily responsible for the day-to-day management of the Jacob Micro Cap Growth Fund (Target Fund) since 2005 and has over 18 years of industry experience.  Mr. Jacob is the founder and Chief Executive Officer of Jacob and the president of the fund group.  He has over 20 years of investment experience.  Mr. Chervitz has been with Jacob since 1999 and has over 16 years of industry experience.

The Jacob Small Cap Growth Fund (Acquiring Fund) portfolio is currently managed by Ryan I. Jacob, Lead Portfolio Manager, with Jamie Cuellar, Darren Chervitz and Francis J. Alexander as Co-Portfolio Managers.  Mr. Jacob is the founder and Chief Executive Officer of Jacob and the president of the fund group.  He has over 20 years of investment experience.  Mr. Cuellar, supported by a team of analysts and traders, has been primarily responsible for the day-to-day management of the Jacob Small Cap Growth Fund II (Target Fund) since 2005 and has over 18 years of industry experience.  Mr. Chervitz has been with Jacob since 1999 and has over 16 years of financial industry and investment experience.  Mr. Alexander has been with Jacob since its inception and has over 41 years of investment experience.

For more detailed information about Jacob and the portfolio managers of the Acquiring Funds, see the “Management of the Acquiring Funds” section below.

Are the investment objectives, strategies and risks of the Target Funds similar to the investment objectives,  strategies and risks of the Acquiring Funds? Each Target Fund’s investment objective, strategies and risks are substantially similar to those of the corresponding Acquiring Fund.  For a detailed comparison of the investment objectives, strategies and risks, see the “Comparison of Investment Objectives, Strategies and Risks” section below.

How do the fees and expenses of the Acquiring Funds compare to those of the Target Funds?  The investment advisory fees for the Acquiring Funds and Target Funds are the same.  In view of the anticipated size of the combined funds and the proposed expense limitation arrangements, Target Fund shareholders can expect to experience higher fees and expenses as a percentage of average daily net assets as shareholders in the Acquiring Funds.  For more information about the fees and expenses of the Acquiring Funds, see the “Comparative Fee Tables and Expense Example” section below.

Do the procedures for purchasing and redeeming fund shares differ between the Target Funds and the Acquiring Funds?  The procedures for purchasing and redeeming shares of the Target Funds and the Acquiring Funds are substantially similar to each other. Both the Target Funds and the Acquiring Funds sell (and redeem) their shares on a continuous basis at NAV and do not apply front-end or back-end sales charges. In order to purchase shares of the Target Funds or Acquiring Funds, a completed application must be submitted, along with payment of the purchase price. Your purchase will be calculated at the next determined NAV after the transfer agent receives your order in good order.  For both the Target Funds and the Acquiring Funds, you may redeem your shares on any day a Fund is open for business (generally the same days that the New York Stock Exchange is open for business). Once the transfer agent or an authorized intermediary or agent receives and accepts your redemption request, your request will be processed at the next determined NAV. For a detailed discussion of the procedures for purchasing and redeeming shares of the Funds, see the Acquiring Funds’ and the Target Funds’ Prospectuses, which are incorporated herein by reference.  Please note that purchase orders into the Target Funds may be restricted in advance of the Closing Date. Shareholders of the Target Funds may redeem shares through the Closing Date of the Reorganizations. Shares of the Target Funds are not subject to a redemption fee, but the Acquiring Funds charge a 2% redemption fee on shares that are redeemed within 30 days of purchase.  The redemption fee is imposed to discourage short-term trading and is paid to an Acquiring Fund to help offset any cost associated with such short-term trading.  Acquiring Fund shares received in a Reorganization are not subject to a redemption fee, but new shares of an Acquiring Fund purchased after the Reorganizations will be subject to the Acquiring Fund’s redemption fee.

Do the exchange privileges differ between the Target Funds and the Acquiring Funds?  The Target Funds and the Acquiring Funds both have exchange privileges within their respective fund families.  As a shareholder of a fund in the Jacob Funds family of mutual funds, you will have the right to exchange shares of the Acquiring Funds for other funds within the Jacob Funds family of mutual funds.  For a detailed discussion of the exchange privileges of the Acquiring Funds, see the “Exchange of Fund Shares” section of the Acquiring Funds’ Prospectus, which is incorporated herein by reference. For a detailed discussion of the exchange privileges of the Target Funds, see the “Exchange Privileges” section of the Target Funds’ Prospectus, which is incorporated herein by reference.

Do the dividend and distribution policies differ between the Target Funds and the Acquiring Funds?  The dividend and distribution policies of the Target Funds and the Acquiring Funds are substantially similar.

Who will bear the expenses associated with the Reorganizations?  Jacob has agreed to bear expenses incurred in connection with the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Funds all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the costs associated with the Reorganizations.  However, the Target Funds may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations, which Jacob will not bear.

Will I have to pay any sales charges or other fees as part of the Reorganizations?  No.  You will not have to pay any sales charges or other fees on any shares of the Acquiring Funds received as part of the Reorganizations.

What are the federal income tax consequences of each Reorganization?  Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and the Target Trust and the Acquiring Trust anticipate receiving a legal opinion from counsel to the Target Trust to that effect (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position).  Accordingly, no gain or loss is expected to be recognized by each Target Fund or its shareholders as a direct result of its Reorganization.  In addition, the tax basis in and holding period for a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives in its Reorganization. At any time prior to the consummation of a Reorganization, Target Fund shareholders may redeem their Target Fund shares, which generally would result in the recognition of gain or loss to such shareholders for federal income tax purposes. You should consult your tax advisor regarding the effect, if any, of the Reorganization of your Target Fund to you in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Reorganizations.

On or before the Closing Date of the Reorganization of the Jacob Small Cap Growth Fund II, it will declare one or more dividends, and the Jacob Small Cap Growth Fund may declare a dividend, payable on or as soon as practicable before the Closing Date to their respective shareholders of any undistributed net income and realized gains (net of available capital loss carryovers) to the extent necessary to avoid entity level tax or as otherwise deemed desirable.

For more information about the tax consequences of the Reorganizations please refer to the “Federal Income Tax Consequences of the Reorganizations” section below.

How do I vote my shares?  As a shareholder of the Target Funds, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, you own of a Target Fund on the record date.  The record date is August 31, 2012 (the “Record Date”).

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope.  You may also vote by internet or telephone by going to the website or calling the toll-free number printed on your proxy card and following the recorded instructions.  If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call 1-866-416-0576.

What if there are not enough votes to reach quorum or to approve the Reorganizations?  To facilitate receiving a sufficient number of votes, we may need to take additional action.  AST Fund Solutions, a proxy solicitation firm, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.  If there are not sufficient votes to approve a proposal or to achieve a quorum by the time of the Meeting, the Meeting may be adjourned from time to time to permit further solicitation of proxy votes.

If the shareholders of a Target Fund do not approve a Reorganization, Jacob, the Target Funds’ interim investment adviser, and the Board of Trustees of the Target Funds will determine what, if any, additional action should be taken with respect to the Target Fund.  Such action may include liquidation of the Target Fund. Each Reorganization is not contingent on the completion of the other Reorganization.

Who is the Proxy Solicitation Firm?  AST Fund Solutions is a third party proxy vendor hired to call shareholders and record proxy votes. Jacob will pay for the proxy solicitation, which is estimated to cost approximately $10,000.  In order to hold a shareholder meeting, quorum must be reached – which in the case of the Reorganizations is a majority of the shares of each Target Fund present in person or by proxy at the Meeting. If quorum is not attained, the Meeting may be adjourned to a future date.  AST Fund Solutions may attempt to reach shareholders via mailings to remind shareholders to cast their vote.  As the Meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the Meeting does not have to be postponed.  Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

Comparison of Investment Objectives, Strategies and Risks

The following summarizes the investment objectives, strategies and risks of each Target Fund and each Acquiring Fund:

JACOB MICRO CAP GROWTH FUND (Target Fund) AND JACOB MICRO CAP GROWTH FUND (Acquiring Fund)

Investment Objectives.  The investment objective of the Target Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.  The investment objective of the Acquiring Fund is long-term growth of capital.  The investment objectives of both Funds, while worded differently, are substantially similar in meaning.

Principal Investment Strategies. Both Funds focus on micro capitalization companies. Under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in micro capitalization companies.  Under normal market conditions, the Target Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization companies. Micro capitalization companies are defined by both Funds as those companies with market capitalizations (share price multiplied by number of shares outstanding) of (1) less than or equal to $600 million; or (2) within the capitalization range of the Russell Micro Cap® Growth Index at the time of purchase.

Both Funds seek to make investments in growth stocks with an emphasis on domestic companies with growth potential, as assessed by each investment adviser. Similarly, for both Funds, the investment adviser expects to invest the Fund’s net assets primarily in common stocks of U.S. micro capitalization companies.  The Target Fund may invest its assets in issuers having market capitalizations that are outside the bounds of the target capitalization.  Both Funds may invest a portion of their assets in foreign securities, including depositary receipts, or preferred stocks. The Acquiring Fund will not invest more than 25% of its net assets directly in foreign companies.  The Acquiring Fund may also invest in other equity securities such as securities convertible or exchangeable into common stocks, rights, warrants, or real estate investment trusts.  Both Funds expect to select investments in companies that are broadly diversified over various industry groups. For the Target Fund, the investment adviser’s active portfolio management typically results in the Fund’s turnover rate substantially exceeding 100% annually.

Risks. Both Funds are subject to market risk. The value of a Fund’s shares and the securities held by the Fund can each decline in value.  Even when the stock market in general is rising, the stocks selected by the investment adviser may decline, and swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.

Both Funds are subject to micro capitalization company risk.  Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources.  Micro cap stocks often also have a more limited trading market, such that the investment adviser may not be able to sell stocks at an optimal time or price.  In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Both Funds are subject to growth companies risk.  Growth companies are expected to increase their earnings at a certain rate.  When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase.  A Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.

Both Funds are subject to foreign securities risk, and the Acquiring Fund is subject to emerging market risk.  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Funds and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets.

The Target Fund is subject to high portfolio turnover risk.  High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

JACOB SMALL CAP GROWTH FUND II (Target Fund) AND JACOB SMALL CAP GROWTH FUND (Acquiring Fund)

Investment Objectives.  The investment objective of the Target Fund is to provide maximum capital appreciation, consistent with reasonable risk to principal.  The investment objective of the Acquiring Fund is long-term growth of capital.  The investment objectives of both Funds, while worded differently, are substantially similar in meaning.

Principal Investment Strategies. Both Funds focus on small capitalization companies.  Under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in small capitalization companies.  Under normal market conditions, the Target Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the stocks of U.S. small capitalization companies. Small capitalization companies are defined by both Funds as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Russell 2000® Growth Index at the time of purchase. The Target Fund also includes in the definition of small capitalization companies those companies with a market capitalization between $200 million and $2.5 billion.

Both Funds seek to make investments in growth stocks with an emphasis on domestic companies with growth potential, as assessed by each investment adviser. Similarly, for both Funds, the investment adviser expects to invest the Fund’s net assets primarily in common stocks of U.S. small capitalization companies.  The Target Fund may invest its assets in issuers having market capitalizations that are outside the bounds of the target capitalization.  Both Funds may invest a portion of their assets in foreign securities, including depositary receipts, or preferred stocks. The Acquiring Fund will not invest more than 25% of its net assets directly in foreign companies.  The Acquiring Fund may also invest in other equity securities such as securities convertible or exchangeable into common stocks, rights, warrants, or real estate investment trusts.  Both Funds expect to select investments in companies that are broadly diversified over various industry groups. For the Target Fund, the investment adviser’s active portfolio management typically results in the Fund’s turnover rate substantially exceeding 100% annually.

Risks. Both Funds are subject to market risk. The value of a Fund’s shares and the securities held by the Fund can each decline in value.  Even when the stock market in general is rising, the stocks selected by the investment adviser may decline, and swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.

Both Funds are subject to smaller capitalization company risk.  Investments in small capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources.  Small cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price.  In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Both Funds are subject to growth companies risk.  Growth companies are expected to increase their earnings at a certain rate.  When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase.  A Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.

Both Funds are subject to foreign securities risk, and the Acquiring Fund is subject to emerging market risk.  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Funds and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets.

The Target Fund is subject to high portfolio turnover risk.  High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance.  In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Additional Comparison of Investment Objectives, Strategies and Risks

As you can see from the information above, the investment objective, strategies and risks of the Target Funds are substantially similar to those of the Acquiring Funds.  The Target Funds and the Acquiring Funds primarily invest in equity securities of small or micro capitalization companies.  Jacob believes, based on its review of each Fund’s investment portfolio, that each Target Fund’s portfolio holdings generally are compatible with the corresponding Acquiring Fund’s investment objective and policies and that, as a result, all or substantially all of each Target Fund’s assets can be transferred to and held by the corresponding Acquiring Fund.  The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which may change over time.  Many factors affect a Fund’s performance.  A Fund’s share price changes daily based on changes in market conditions and in response to other economic, political, or financial developments.  A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.   Each of the Funds is subject to certain fundamental and non-fundamental investment policies.  Although the language may differ between the fundamental investment policies of the Target Funds and the Acquiring Funds, the policies are substantially similar and include investment policies required by the Investment Company Act of 1940, as amended (the “1940 Act”).

For more information about each Acquiring Fund’s investment objective, principal investment strategies and risks, see the “Investment Objective,” “Principal Investment Strategies” and “Principal Risks” sections of the Acquiring Funds’ Prospectus, which is incorporated herein by reference and has been mailed with this Prospectus/Proxy Statement.  For more information about each Target Fund’s investment objective, principal investment strategies and risks, see the “Investment Objective,” “Principal Investment Strategies of the Fund” and “Principal Risk Considerations” sections of the Target Funds’ Prospectus, which is incorporated herein by reference.  For a comparison of the Target Funds’ and the Acquiring Funds’ fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

Comparative Fee Tables and Expense Examples

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Target Fund with the estimated amounts that the corresponding Acquiring Fund expects to bear following the Reorganization.  You will not have to pay any sales charge on any shares of the Acquiring Funds received as part of the Reorganizations.  The Jacob Micro Cap Growth Fund (Acquiring Fund) is a newly created fund that will not commence operations (or have any expenses) until the Reorganization is completed.  Annual fund operating expenses are paid by a Fund and include management fees, administrative costs and distribution and shareholder servicing fees, as well as pricing and custody services.

The annual fund operating expenses shown in the table below represent audited expenses from the fiscal year ended November 30, 2011 for each Target Fund and those projected for each Acquiring Fund on a estimated basis after giving effect to the proposed Reorganizations, and are based on estimated net assets as if the transaction had occurred on September 1, 2010.

JACOB MICRO CAP GROWTH FUND (TARGET FUND) – CLASS R AND CLASS I SHARES
JACOB MICRO CAP GROWTH FUND (ACQUIRING FUND) – INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES

	Jacob Micro Cap Growth Fund (Target Fund)		Jacob Micro Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class R	Class I	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	None	None	2.00%*	None

	Jacob Micro Cap Growth Fund (Target Fund)		Jacob Micro Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class R	Class I	Investor Class	Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.20%	1.20%	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	0.35%1	0.00%	0.35%	0.00%
Other Expenses	0.60%	0.60%	0.64%2	0.64%2
Total Annual Fund Operating Expenses	2.15%3	1.80%3	2.19%	1.84%
Fee Waiver and/or Expense Reimbursement	(0.24%)4	(0.19%)4	0.00%5	0.00%5
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.91%	1.61%	2.19%	1.84%

* Acquiring Fund shares received in the Reorganization are not subject to a redemption fee, but new shares of the Acquiring Fund purchased after the Reorganization will be subject to the redemption fee.

1  For the fiscal year ended  November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.33%.  These fees have been restated to reflect current fees as of the Target Funds’ most recent Prospectus dated March 30, 2012.

2  “Other Expenses” for the Jacob Micro Cap Growth Fund (Acquiring Fund) are projections of expenses after the Reorganization.  The figures shown are estimates of the Acquiring Fund’s expenses and average annual net assets based on the equivalent numbers for the Target Fund for the period ended November 30, 2011.  A decline in the Acquiring Fund’s average annual net assets during the fiscal year, as a result of market volatility or other factors, could cause the Acquiring Fund’s expense ratio to be higher than the fees and expenses shown.  Significant declines in the Fund’s average net assets will increase the Acquiring Fund’s total expense ratio, likely significantly.  A higher expense ratio means you could pay more if you buy or hold shares of the Fund.

3  Total Annual Fund Operating Expenses do not correlate to the “Ratio of net expenses to average net assets” in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses (“AFFE”), which are indirect fees and expenses associated with the Fund’s investment in other registered and unregistered investment companies.

4 Jacob  contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Target Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.90% and 1.60% for Class R shares and Class I shares respectively, of each class’ average net assets (the “Expense Cap”).  The Expense Cap is set to remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees of the Target Funds.  The Expense Cap only applies to the Target Funds, and not the Acquiring Funds.

5 Contingent upon the closing of the reorganization, Jacob has contractually agreed, through at least January 2, 2014, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.  This fee waiver agreement does not extend to indirect expenses of any acquired funds.  Pursuant to this fee waiver agreement, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Acquiring Fund’s expenses to exceed any applicable expense limitation that was in place for the Acquiring Fund when the fees were waived.  Please note that the maximum waiver is 1.20%, which means that the Acquiring Fund’s overall expenses could exceed 2.45% for Investor Class shares or 2.15% for Institutional Class shares.  This waiver agreement may only be terminated by the Board of Directors of the Acquiring Fund.

JACOB SMALL CAP GROWTH FUND II (TARGET FUND) – CLASS R AND CLASS I SHARES

JACOB SMALL CAP GROWTH FUND (ACQUIRING FUND) – INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES

	Jacob Small Cap Growth Fund II (Target Fund)		Jacob Small Cap Growth Fund (Acquiring Fund)		Jacob Small Cap Growth Fund (Acquiring Fund) after Reorganization with the Target Fund (pro forma combined)
	Class R	Class I	Investor Class	Institutional Class	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	*	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	*	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	*	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	None	None	2.00%	*	2.00%**	None

	Jacob Small Cap Growth Fund II (Target Fund)		Jacob Small Cap Growth Fund (Acquiring Fund)		Jacob Small Cap Growth Fund (Acquiring Fund) after Reorganization with the Target Fund (pro forma combined)
	Class R	Class I	Investor Class	Institutional Class	Investor Class	Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%	0.90%	0.90%	*	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.35%1	0.00%	0.35%	*	0.35%	0.00%
Other Expenses	1.14%	1.14%	3.20%	*	1.18%2	1.18%2
Total Annual Fund Operating Expenses	2.39%	2.04%	4.45%	*	2.43%	2.08%
Fee Waiver and/or Expense Reimbursement	(0.74%)3	(0.69%)3	(0.90%)4	*	(0.18%)5	(0.13%)5
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.65%	1.35%	3.55%	*	2.25%	1.95%

*  As of August 31, 2011, Institutional Class shares of the Jacob Small Cap Growth Fund (Acquiring Fund) did not exist. Institutional Class shares of the Acquiring Fund will be issued in connection with the Reorganization.

** Acquiring Fund shares received in the Reorganization are not subject to a redemption fee, but new shares of the Acquiring Fund purchased after the Reorganization will be subject to the redemption fee.

1  For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.24%.  These fees have been restated to reflect current fees as of the Target Funds’ most recent Prospectus dated March 30, 2012.

2  “Other Expenses” for the Acquiring Fund after Reorganization with the Target Fund (pro forma combined) are projections of expenses after the Reorganization.  A decline in the Acquiring Fund’s average annual net assets during the fiscal year, as a result of market volatility or other factors, could cause the Acquiring Fund’s expense ratio to be higher than the fees and expenses shown.  Significant declines in the Fund’s average net assets will increase the Acquiring Fund’s total expense ratio, likely significantly.  A higher expense ratio means you could pay more if you buy or hold shares of the Fund.

3  Jacob  contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Target Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.65% and 1.35% for Class R shares and Class I shares respectively, of each Class’ average net assets (the “Expense Cap”).  The Expense Cap is set to remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees of the Target Funds.  The Expense Cap only applies to the Target Funds, and not the Acquiring Funds.

4 Jacob has contractually agreed, though at least January 2, 2013, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) exceed 2.45% of the Acquiring Fund’s average daily net assets. This fee waiver agreement does not extend to indirect expenses of any acquired funds. Pursuant to this fee waiver agreement, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Acquiring Fund’s expenses to exceed any applicable expense limitation that was in place for the Acquiring Fund when the fees were waived.  Please note that the maximum waiver is 0.90%, which means that the Acquiring Fund’s overall expenses could exceed 2.45%.  This waiver agreement may only be terminated by the Board of Directors of the Acquiring Fund.

5 Contingent upon the closing of the reorganization, Jacob has contractually agreed, through at least January 2, 2014, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.  This fee waiver agreement does not extend to indirect expenses of any acquired funds.  Pursuant to this fee waiver agreement, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Acquiring Fund’s expenses to exceed any applicable expense limitation that was in place for the Acquiring Fund when the fees were waived.  Please note that the maximum waiver is 0.90%, which means that the Acquiring Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares.  This waiver agreement may only be terminated by the Board of Directors of the Acquiring Fund.

Expense Examples. The Examples are intended to help you compare the cost of investing in shares of a Target Fund with the cost of investing in the corresponding Acquiring Fund (based on the Acquiring Fund’s estimated expense levels), and allows you to compare these costs with the cost of investing in other mutual funds.  It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment
•	5% annual return
•	no changes in the Fund’s operating expenses

The costs reflect the effects of the fee waiver agreement for the Acquiring Funds for the period of the contractual fee waiver agreement.  Absent such arrangements, the costs would be higher.  Because these Examples are hypothetical and for comparison only, your actual costs may be higher or lower.

Jacob Micro Cap Growth Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class R	$194	$650	$1,132	$2,464
Class I	$164	$548	$957	$2,100

Jacob Micro Cap Growth Fund (Acquiring Fund) after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Investor Class	$222	$685	$1,175	$2,524
Institutional Class	$187	$579	$995	$2,159
___________________________________

Jacob Small Cap Growth Fund II

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class R	$168	$675	$1,209	$2,670
Class I	$137	$573	$1,035	$2,314

Jacob Small Cap Growth Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Investor Class	$358	$1,265	$2,183	$4,523
Institutional Class	*	*	*	*

Acquiring Fund after Reorganization with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Investor Class	$228	$740	$1,279	$2,753
Institutional Class	$198	$639	$1,107	$2,400

*  As of August 31, 2011, Institutional Class shares of the Jacob Small Cap Growth Fund (Acquiring Fund) did not exist. Institutional Class shares of the Acquiring Fund will be issued in connection with the Reorganization.

The projected post-Reorganization estimated Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, many of which are beyond the control of the Acquiring Funds or Jacob, including the future level of each Acquiring Fund’s assets.  If the Reorganizations are approved, the resulting combined Funds will retain the Acquiring Funds’ expense structure.

Portfolio Turnover

Each Target Fund and each Acquiring Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in larger Fund distributions of net realized capital gains and, therefore, higher taxes for shareholders whose Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Expense Example, affect each Fund’s performance.  Jacob Micro Cap Growth Fund’s (Target Fund) portfolio turnover rate during its most recent fiscal year was 165% of the average value of its portfolio and Jacob Small Cap Growth Fund II’s (Target Fund) portfolio turnover rate during its most recent fiscal year was 162% of the average value of its portfolio.  Jacob Small Cap Growth Fund’s (Acquiring Fund) portfolio turnover rate during its most recent fiscal year was 102.80% of the average value of its portfolio.  The portfolio turnover rate for Jacob Micro Cap Growth Fund (Acquiring Fund) is not available because it has not yet commenced operations.

Comparison of Fund Performance

The Jacob Micro Cap Growth Fund (Acquiring Fund) is a new fund that has not yet commenced operations and has been created for the purpose of acquiring the Jacob Micro Cap Growth Fund’s (Target Fund) assets and assuming its liabilities. As such, the Jacob Micro Cap Growth Fund (Acquiring Fund) does not have any operating history or performance information to compare to the performance of the Jacob Micro Cap Growth Fund (Target Fund).  If the Reorganization is approved, the Jacob Micro Cap Growth Fund (Acquiring Fund) will be continuing the performance history of the Jacob Micro Cap Growth Fund (Target Fund).  For more information on the performance of the Jacob Micro Cap Growth Fund (Target Fund), see the Target Funds’ Prospectus, which is incorporated herein by reference.

The following tables compare the (unaudited) average annual total return (before taxes) for the 1-, 5-, and 10-year and lifetime periods ended July 31, 2012 for the Jacob Small Cap Growth Fund II (Target Fund) and for the Jacob Small Cap Growth Fund (Acquiring Fund), as compared with the performance of each Fund’s benchmark index over the same period.  Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place.  If such waivers and/or reimbursements had not been in effect, performance would have been lower.

The performance for the benchmark index shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance.  The benchmark index is unmanaged and, unlike the Funds, are not affected by cash flows.  It is not possible to invest directly in an index.  Each Fund’s past performance is not a guarantee of future results.

	Jacob Small Cap Growth Fund II (Target Fund) Class R				Jacob Small Cap Growth Fund (Acquiring Fund) Investor Class
	Fund Returns (Before Taxes)	Fund Returns (After Taxes on Distributions)	Fund Returns (After Taxes on Distributions and Sale of Fund Shares)	Russell 2000® Growth Index	Fund Returns (Before Taxes)	Fund Returns (After Taxes on Distributions)	Fund Returns (After Taxes on Distributions and Sale of Fund Shares)	Russell 2000® Growth Index
1 Year	(3.76%)	(3.76)%	(2.45)%	(0.51%)	(17.36%)	(18.72)%	(11.31)%	(0.51%)
5 Years	0.31%	0.19%	0.20%	2.72%	N/A	N/A	N/A	N/A
10 Years	6.18%	6.12%	5.40%	9.01%	N/A	N/A	N/A	N/A
Life of Fund	3.94%1	3.58% 1	3.23% 1	3.42%1	8.80%2	8.08% 2	7.12% 2	13.97%2

1 Class R shares of the Jacob Small Cap Growth Fund II (Target Fund) were first offered on September 8, 1999.

2 Jacob Small Cap Growth Fund (Acquiring Fund) commenced operations on February 1, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The return after taxes on distribution and sale of Fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of Fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

The performance information above is for Class R shares of the Jacob Small Cap Growth Fund II (Target Fund) and the corresponding Investor Class shares of the Jacob Small Cap Growth Fund (Acquiring Fund). Class I shares of the Jacob Small Cap Growth Fund II (Target Fund) have a lower expense ratio and Class I shareholders will receive Institutional Class shares of the Jacob Small Cap Growth Fund (Acquiring Fund) issued in connection with the Reorganization, but the Institutional Class shares have not commenced investment operations.  For additional information on the performance of the Jacob Small Cap Growth Fund II (Target Fund), see the Target Funds’ Prospectus, which is incorporated herein by reference.

Comparison of the Rights of Target Fund and Acquiring Fund Shareholders

The Target Funds are diversified series of the Target Trust, an open-end management investment company organized as a Delaware statutory trust that is authorized to issue an unlimited number of shares of beneficial interest.  The Acquiring Funds are organized as diversified series of the Acquiring Trust, an open-end management investment company organized as a Maryland corporation.  The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest.

The Target Trust is governed by an Amended and Restated Agreement and Declaration of Trust and By-Laws and the Acquiring Trust is governed by Articles of Incorporation and By-Laws.  Key differences affecting the rights of shareholders under the Target Trust’s Amended and Restated Agreement and Declaration of Trust/By-Laws and the Acquiring Trust’s Articles of Incorporation/By-Laws are presented below.

	Jacob Funds II (Target Trust)	Jacob Funds Inc. (Acquiring Trust)
Quorum
Except when a larger quorum is required by law, a majority of the outstanding shares of the trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.
One-third of the outstanding shares of the corporation, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.

Vote
Except when a larger vote is required by law, the Agreement and Declaration of Trust or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on except only a plurality vote shall be necessary to elect trustees.
Except when a larger vote is required by law, the Articles of Incorporation or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on.
Maximum number of days prior to a shareholders’ meeting during which a record date may be set by that Fund’s Board
The Trustees may fix in advance a date up to ninety days and not less than ten days prior to the date of any shareholders’ meeting as a record date for the determination of the shareholders entitled to notice of and to vote at, any such meeting.

The Directors may fix in advance a date up to ninety days and not less than ten days prior to the date of any shareholders’ meeting as a record date for the determination of the shareholders entitled to notice of and to vote at, any such meeting.

Notice of a shareholder meeting
The Secretary shall call a special meeting of shareholders by giving written notice of the place, time and purposes of that meeting not less than ten days nor more than ninety days days before the date of such meeting.

The Secretary shall call a special meeting of shareholders by giving written notice of the place, date, time and purposes of that meeting at least ten and not more than ninety days before the date of such meeting.

Shareholders’ ability to request a shareholder meeting
The Secretary shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote provided that 1) such request shall state the purposes of such meeting and the matters to be acted on, and 2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof.

The Secretary shall call a special meeting of shareholders upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote provided that 1) such request shall state the purposes of such meeting and the matters to be acted on, and 2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof.

Comparison of Maryland Corporation vs. Delaware Statutory Trust.  In general, the charter documents governing the Acquiring Trust are similar to those documents governing the Target Trust.  Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of an interestholder of a Delaware statutory trust, the attributes of a share of common stock are comparable to those of a share of beneficial interest, i.e., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

It should be noted that under Maryland law, the Acquiring Trust’s shareholders have no personal liability for the Acquiring Trust’s acts or obligations.  Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust.  A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations.  Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states.  As a result, to the extent that the Target Trust or a shareholder of the Target Funds is subject to the jurisdiction of courts of those states, the courts may not apply Delaware law, thereby subjecting a shareholder to liability.  In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by the Target Trust on behalf of a Target Fund.  Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; and (2) no contractual limitation of liability is in effect.  In light of Delaware law, the nature of the Target Trust’s business and the nature of its assets, the Target Trust’s Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.

Agreements and Plans of Reorganization and Termination

If approved by shareholders of a Target Fund, its Reorganization is currently expected to occur in the fourth quarter of 2012 on such date and time as the parties may agree (the “Closing Date”).  The terms and conditions under which the Reorganizations may be consummated are set forth in the Plans.  Significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans.  Copies of the forms of Plans are attached as Attachments II-A and II-B to this Prospectus/Proxy Statement.

Each Plan provides that the Target Fund will convey to the Acquiring Fund all of its assets.  In consideration, the Acquiring Fund will assume the Target Fund’s liabilities and will deliver to the corresponding Target Fund full and fractional Acquiring Fund shares having an aggregate NAV equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan.

Immediately after its transfer of assets, each Target Fund will distribute to its shareholders of record, the shares of the Acquiring Fund received by the Target Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis.  Subsequently, each Target Fund will completely liquidate.  Each Acquiring Fund will assume and pay when due all obligations and liabilities of the corresponding Target Fund existing on the effective date of the Reorganization, whether absolute, accrued, contingent or otherwise.

Until the Closing Date, shareholders of the Target Funds will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by the corresponding Acquiring Fund for the redemption of its shares.

The obligations of each Target Fund and corresponding Acquiring Fund under the Plans are subject to various conditions, including approval of the shareholders of the Target Fund.  The Plans also require that the Acquiring Funds and the Target Funds take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the Reorganizations.  The Plans may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Attachment II to this Prospectus/Proxy Statement to review the terms and conditions of the Plans.

Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing Treasury regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change (some of which may be retroactive). These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account, such as an individual retirement account or qualified retirement plan.

Each Reorganization

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into its corresponding Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or its shareholders as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•
the aggregate tax basis in the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis in the shares of the Target Fund; and

•
the holding period for the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that the shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing Date).

Neither the Target Trust nor Acquiring Trust (each, a “Trust”) has requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to closing, counsel to the Target Trust will render a favorable opinion to each Trust as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned on, among other things, the accuracy, as of the Closing Date, of certain representations of each Trust upon which that counsel will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of a Reorganization on the participating Target Fund or Acquiring Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Information About the Funds.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the participating Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquiring Fund shares it receives.  The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect the other Reorganization.

You should consult your tax advisor regarding the effect, if any, of the Reorganization of your Target Fund to you in light of your individual circumstances, because this discussion is only a general summary. You should also consult your tax advisor as to state, local, foreign and other tax consequences, if any, of the Reorganization of your Target Fund because this discussion only relates to federal income tax consequences.

Reorganization of Jacob Micro Cap Growth Fund (Target Fund) into Jacob Micro Cap Growth Fund (Acquiring Fund)

The tax attributes, including capital loss carryovers, of the Target Fund will be taken into account by the Acquiring Fund in the Reorganization.  The ability of the Acquiring Fund to carry forward capital losses of the Target Fund and use such losses to offset future gains will not be limited as a direct result of the Reorganization.

Reorganization of Jacob Small Cap Growth Fund II (Target Fund) into Jacob Small Cap Growth Fund (Acquiring Fund)

Final Dividend.  The Target Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable on or near the Closing Date to their respective shareholders of any undistributed net income and net realized gains (net of available capital loss carryovers) to the extent necessary to avoid entity level tax or as otherwise deemed desirable.

Limitations on Capital Loss Carryovers.  The tax attributes, including capital loss carryovers, of the Target Fund will be taken into account by the Acquiring Fund in the Reorganization.  The capital loss carryovers of the Target Fund and Acquiring Fund are available to offset future gains recognized by the Acquiring Fund after the Reorganization, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the Acquiring Fund and its shareholders (including former Target Fund shareholders) after the Reorganization. Capital losses of a Fund generally can be carried over to succeeding taxable years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period.  The Funds have the following capital loss carryovers:

	Target Fund	Acquiring Fund
	As of 11/30/2011	As of 2/29/2012
Capital Loss Carryovers
Expiring 2016	($9,917,489)	---
Expiring 2017	($1,515,745)	($8,454,402)
Expiring 2018	---	($6,045,289)
Realized gain (loss)	---	($317,421)
Aggregate capital loss carryovers	($11,433,234)	($14,817,112)

The ability of the Acquiring Fund to carry forward its own capital losses after the Reorganization and use such losses to offset future gains will be limited as a direct result of the Reorganization, provided the Acquiring Fund is the smaller of the two Funds on the Closing Date. Accordingly, a substantial portion of the Acquiring Fund’s capital loss carryovers are likely to become unavailable. However, the capital loss carryovers of the Target Fund may continue to be available to the Acquiring Fund after the Reorganization, although the ability of the Acquiring Fund to use those capital loss carryovers will depend on a variety of factors that cannot be known in advance. Under another limitation, if a Fund has built-in gains on the Closing Date that are realized by the Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by any pre-Reorganization losses (including any capital loss carryovers and “built in losses”) of the other Fund.

Net Unrealized Appreciation in Value.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and net capital gain earned and realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gain eventually are distributed by the Acquiring Fund.  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, the unrealized appreciation in value of the portfolio investments on a tax basis as a percentage of its net assets was 9.2% for the Target Fund at November 30, 2011, compared to 12.6% for the Acquiring Fund at February 29, 2012.  Accordingly, the Target Fund shareholders will be exposed to slightly more unrealized appreciation in portfolio investments after the Reorganization and thus may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

Reasons for the Reorganizations and Trustees’ Considerations

Board Considerations

The Board of Trustees of the Target Funds (the “Board”) considered the Reorganizations at special in-person meetings held on June 13, 2012 and July 10, 2012.  The President and Chief Executive Officer of Jacob participated in portions of both meetings and provided information to the Board regarding the Reorganizations.  Based upon its evaluation of the relevant information presented at the meetings and in light of its fiduciary duties under federal and state law, the Board, including the Trustees who are not “interested persons” of the Trust under the 1940 Act, unanimously determined that the Reorganizations are in the best interests of the Target Funds and their shareholders and that the interests of each Target Fund’s existing shareholders would not be diluted as a result of the transactions being contemplated by the Reorganizations.

In approving the proposed Reorganizations, the Board carefully considered that the only practical alternative to the Reorganizations was to liquidate the Target Funds.  The Board considered the terms of the Reorganizations and determined that each Reorganization would provide shareholders with the options of (i) transferring their investment to a similar fund on a tax-free basis in the Reorganization or (ii) redeeming their investment in a Target Fund, which may have tax consequences for them.  The Board noted that liquidating and terminating the Target Funds would provide shareholders with only one option which may have adverse tax consequences for them.

The Board considered the following additional matters, among others, in approving the Reorganizations:

The Terms and Conditions of the Reorganizations.  The Board considered the terms of each Plan and, in particular, the assumption by the Jacob Micro Cap Growth Fund and the Jacob Small Cap Growth Fund of all of the relevant Target Fund’s assets and liabilities.  The Board noted that Target Fund shareholders would receive the same dollar value in shares of the relevant Acquiring Fund as their Target Fund shares immediately prior to the Reorganizations. The Board also noted that the Reorganizations would be submitted to the shareholders of the Target Funds for approval.

Strong Similarity of Investment Objectives, Policies and Restrictions and Continuity of Portfolio Management.  The Board considered that the investment objective, strategies and policies of each Target Fund and the Acquiring Fund with which it will be reorganized are substantially similar.  The Board took particular note that the similarity of each Target Fund’s investment strategy with that of the Acquiring Fund with which it will be reorganized, together with the continuation of Mr. Cuellar as a portfolio manager after the Reorganizations, provides a continuation of portfolio management expertise not otherwise available to mutual fund investors.

Expenses Relating to Reorganizations.  The Board noted that Jacob will bear the costs associated with the Reorganizations, Meeting, and solicitation of proxies, including legal fees and other expenses associated with preparing and filing the registration statement that includes this Prospectus/Proxy Statement and the cost of copying, printing and mailing proxy materials.

Relative Expense Ratios and Continuation of Cap on Expenses.  The Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the Comparative Fee Tables and Expense Examples section above), which indicates that the net total annual operating expense ratios for each Acquiring Fund for the first year following the Reorganizations would be greater than the current net total operating expense ratios of each Target Fund.  The Board considered that Jacob would contractually agree to waive through at least January 2, 2014, up to 100% of the advisory fee payable by each Acquiring Fund to the extent that: (1) the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class shares and Institutional Class shares of the Jacob Micro Cap Growth Fund, respectively, of each class’ average daily net assets; and the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares of the Jacob Small Cap Growth Fund, respectively.  Although these expense limitation arrangements are expected to result in expense levels that are greater than the expense caps currently in place for the classes of the Target Funds, the Board noted Jacob’s representation that it intends to consider potentially lowering these expense caps in the future, depending upon the asset size of each Acquiring Fund.  The Board also considered representations by Jacob as to the importance of it being able to receive net fees sufficient to continue to serve as investment adviser of the Acquiring Funds on a long-term basis.

Economies of Scale.  The Board considered the potential for the Target Funds to experience economies of scale as a result of being a part of the Acquiring Trust because certain fixed costs, such as legal, accounting, shareholder services and trustee expenses, would be spread over a larger fund complex.  The Board recognized that the Jacob Micro Cap Growth Fund (Target Fund) would not immediately become a larger fund upon consummation of the Reorganization. However, the Board concluded that the Acquiring Trust structure would benefit shareholders as each Acquiring Fund grows.

Distribution and Service Fees.  The Board considered Jacob’s commitment to the distribution and marketing of the Acquiring Funds after the Reorganizations. The Board further considered that each Target Fund currently charges a 0.35% fee for distribution and services under Rule 12b-1 of the 1940 Act for its Class R shares and that this fee would not change after the Reorganizations.

The Experience and Expertise of the Investment Adviser and Portfolio Manager. The Board considered that Jacob has been providing investment advisory services to mutual funds since 1999.  They noted that Jacob currently advises three mutual funds with approximately $60 million in assets.  The Board considered that Mr. Cuellar would continue to provide portfolio management services to the Acquiring Funds after the Reorganizations and that Mr. Cuellar has significant investment experience related to the management of the Target Funds as a portfolio manager for the Target Funds’ previous investment adviser.

Tax Consequences.  The Board considered that the Reorganizations are structured to be tax-free reorganizations.  The Board also considered the fact that the Reorganizations would enable the Target Fund shareholders to continue to have the opportunity to potentially  benefit from capital loss carry forwards within the Acquiring Funds that could offset future gains.

Based on the foregoing and additional information presented at the Board meetings discussed above, the Board determined that the Reorganizations are the best alternative for the Target Funds at this time and in the best interests of each Target Fund and its shareholders.  The Board approved each Reorganization, subject to approval by the Target Fund’s shareholders, and the solicitation of the shareholders of each Target Fund to vote “FOR” the approval of the relevant Plan.

Description of the Securities to be Issued

Holders of Target Fund shares will receive shares of common stock of the corresponding Acquiring Fund in the Reorganizations.  Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of the Acquiring Funds is entitled to equal liquidation and redemption rights.  For more information about redemption rights and exchange privileges, please refer to the “Purchase of Fund Shares” and the “Exchange of Fund Shares” sections, respectively, in the enclosed Acquiring Funds’ Prospectus, which is incorporated herein by reference.

Capitalization

The Reorganizations are not expected to have an impact on the NAV of the Target Funds.  As indicated below, the Reorganizations will not cause the value of a Target Fund shareholder's account to go up or down.  Any declared but undistributed dividends or capital gains will carry over in the Reorganizations.  The capitalization of the Target Funds as of February 29, 2012, and the Acquiring Funds’ pro forma combined capitalization as of that date after giving effect to the Reorganizations are set forth in the tables below.  The Jacob Micro Cap Growth Fund (Acquiring Fund) is a shell fund, without assets or liabilities, and is being created for the purpose of acquiring the assets and liabilities of the Jacob Micro Cap Growth Fund (Target Fund).  The tables are for informational purposes only.  No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Target Funds on the date that the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Funds that actually will be received on or after that date.  The information is unaudited.

	Jacob Micro Cap Growth Fund (Target Fund)	Pro Forma Jacob Micro Cap Growth Fund (Acquiring Fund)
Net assets (all classes)	$64,676,774	$64,676,774
Class R
Net assets	$7,925,019	–
Shares outstanding	391,616	–
NAV per share	$20.24	–
Investor Class
Net assets	–	$7,925,019
Shares outstanding	–	391,616
NAV per share	–	$20.24
Class I
Net assets	$56,751,755	–
Shares outstanding	2,722,768	–
NAV per share	$20.84	–
Institutional Class
Net assets	–	$56,751,755
Shares outstanding	–	2,722,768
NAV per share	–	$20.84

	Jacob Small Cap Growth Fund II (Target Fund)	Jacob Small Cap Growth Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Jacob Small Cap Growth Fund (Acquiring Fund)
Net assets (all classes)	$15,022,807	$6,340,963	–	$21,363,770
Class R
Net assets	$2,635,117	–	($2,635,117)	–
Shares outstanding	104,816	–	(104,816)1	–
NAV per share	$25.14	–	–	–
Investor Class
Net assets	–	$6,340,963	$2,635,117	$8,976,080
Shares outstanding	–	427,130	177,4531	604,583
NAV per share	–	$14.85	–	$14.85
Class I
Net assets	$12,387,690	–	($12,387,690)	–
Shares outstanding	478,433	–	(478,433)1	–
NAV per share	$25.89	–	–	–
Institutional Class
Net assets	–	–	$12,387,690	$12,387,690
Shares outstanding	–	–	833,9081, 2	833,908
NAV per share	–	–	$14.852	$14.85

1 Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund shareholder accounts based on the relative value of the Target Fund and the Acquiring Fund’s NAV per share assuming the reorganization would have taken place on February 29, 2012.

2  As of February 29, 2012, Institutional Class shares of the Acquiring Fund did not exist.  Institutional Class shares were added to the Acquiring Fund in connection with the Reorganization.  Institutional Class shares of the Acquiring Fund will commence operations at the NAV per share of the Acquiring Fund’s Investor Class shares. Therefore, the NAV per share shown for Institutional Class shares of Acquiring Fund in the table above is that of the Acquiring Fund’s Investor Class shares.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Funds

Jacob, 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266, is the interim investment adviser of the Target Funds and the investment adviser of the Acquiring Funds.  As of June 30, 2012, Jacob managed approximately $57 million in assets.

For more information about the Target Funds’ management, please refer to the “Management” section of the Target Funds’ Prospectus, which is incorporated herein by reference and to the “The Adviser” section of the Target Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.  A discussion regarding the basis for the Board of Trustees’ most recent approval of the investment advisory agreement for the Target Funds is available in the most recent annual report to shareholders dated November 30, 2011.

Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Target Funds or other funds that they manage is available in the Target Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Investment Management Contract  For its services as investment manager to the Acquiring Funds, Jacob is entitled to a fee, which is calculated daily and paid monthly, based on daily net assets, at an annual rate of 1.20% or 0.90% for the Jacob Micro Cap Growth Fund (Acquiring Fund) and Jacob Small Cap Growth Fund (Acquiring Fund), respectively.

Jacob has contractually agreed, through at least January 2, 2014 following the Reorganization, to waive up to 100% of its advisory fees to the extent that the Jacob Micro Cap Growth Fund’s (Acquiring Fund’s) Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.  This fee waiver agreement does not extend to indirect expenses of any acquired funds.  Pursuant to this fee waiver agreement for the Jacob Micro Cap Growth Fund (Acquiring Fund), Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Acquiring Fund’s expenses to exceed any applicable expense limitation that was in place for the Acquiring Fund when the fees were waived.  Please note that the maximum waiver is 1.20%, which means that it is possible that the Acquiring Fund’s overall expenses could exceed 2.45% for Investor Class shares or 2.15% for Institutional Class shares.

Jacob has contractually agreed, through at least January 2, 2014 following the Reorganization, to waive up to 100% of its advisory fees to the extent that the Jacob Small Cap Growth Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.  This fee waiver agreement does not extend to indirect expenses of any acquired funds.  Pursuant to this fee waiver agreement for the Jacob Small Cap Growth Fund, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Jacob Small Cap Growth Fund’s expenses to exceed any applicable expense limitation that was in place for the Jacob Small Cap Growth Fund when the fees were waived.  Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Small Cap Growth Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares.

The Jacob Micro Cap Growth Fund (Acquiring Fund) has not previously paid Jacob any management fees because it has not yet commenced operations. Pursuant to the expense limitation agreement in place for the Jacob Small Cap Growth Fund, for the period from February 1, 2010 through August 31, 2010, and the fiscal year ended August 31, 2011, fees of $25,607 and $57,146, respectively, were waived by Jacob. Jacob is entitled to recoup such fees for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Jacob Small Cap Growth Fund’s expenses to exceed the expense limitation  that was in place for the Fund when the fees were waived.  If the Reorganizations are approved, the resulting combined Funds will retain the Acquiring Funds’ management fee structure described above.

For more information about the Acquiring Funds’ management, please refer to the “Management, Organization and Capital Structure” section of the Acquiring Funds’ Prospectus, which is incorporated herein by reference, and included herewith, and to the “Investment Advisory and Other Services” section of the Acquiring Funds’ SAI, which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.  A discussion regarding the basis for the Acquiring Funds’ Board of Directors approval of the investment management contract on behalf of the Jacob Small Cap Growth Fund is available in the semi-annual report dated February 29, 2012, which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.  A discussion regarding the basis for the Acquiring Funds’ Board of Directors approval of the investment management contract of the Jacob Micro Cap Growth Fund (Acquiring Fund) will be available in a future semiannual or annual report, as applicable.

Fund Portfolio Managers  The Target and Acquiring Funds are managed by a team of dedicated professionals.  The portfolio managers of the team are as follows:

Ryan I. Jacob is the Lead Portfolio Manager of the Jacob Small Cap Growth Fund (Acquiring Fund), Co-Portfolio Manager of the Jacob Micro Cap Growth Fund (Acquiring Fund), and a Portfolio Manager of the Target Funds.  He has served as a Portfolio Manager of the Jacob Small Cap Growth Fund (Acquiring Fund) since February 2010 and the Target Funds since July 2012.  Mr. Jacob also serves as a Portfolio Manager for other funds within the Acquiring Trust.  Mr. Jacob is the founder and Chief Executive Officer of Jacob, as well as President of the Acquiring Trust.  Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 1997 through June 1999.  Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998.  Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998.  Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994.  Mr. Jacob, a graduate of Drexel University, has over 20 years of investment experience.

Jamie Cuellar, CFA, is the Lead Portfolio Manager of the Jacob Micro Cap Growth Fund (Acquiring Fund), Co-Portfolio Manager of the Jacob Small Cap Growth Fund (Acquiring Fund), and a Portfolio Manager of the Target Funds. He has served as a Portfolio Manager of the Jacob Small Cap Growth Fund (Acquiring Fund) since July 2012, the Jacob Micro Cap Growth Fund (Target Fund) since July 2004 and the Jacob Small Cap Growth Fund II  (Target Fund) since August 2005. Mr. Cuellar also serves as a Portfolio Manager for another fund within the Acquiring Trust.  Mr. Cuellar was a Portfolio Manager with PineBridge Investments LLC (formerly AIG Global Investment Corp.) from 2010 to 2012, a Portfolio Manager with Brazos Capital Management (“BCM”) from 2002 to 2010, a portfolio analyst with John McStay Investment Counsel from 2000 to 2001, an investment analyst with Lee Financial Corporation from 1996 to 2000, and part of the mutual fund service group at Fidelity Investments from 1992 to 1993. Mr. Cuellar received his B.B.A. from the University of San Diego, and his Master of Business Administration from Cox School of Business, Southern Methodist University. Mr. Cuellar has over 18 years of investment experience.

Francis J. Alexander is a Portfolio Manager of the Jacob Small Cap Growth Fund II (Target Fund) and a Co-Portfolio Manager of the Jacob Small Cap Growth Fund (Acquiring Fund).  He has served as a Portfolio Manager of the Jacob Small Cap Growth Fund II (Target Fund) since July 2012 and the Jacob Small Cap Growth Fund (Acquiring Fund) since February 2010.  Mr. Alexander also serves as a Portfolio Manager for other funds within the Acquiring Trust.  He was Chief Portfolio Manager of The Internet Fund, Inc. from October 1996 (inception) through December 1997 and thereafter was a Portfolio Manager of that fund while Mr. Jacob served as Chief Portfolio Manager.  Mr. Alexander was a Portfolio Manager with Lepercq, de Neuflize & Co. Inc. from May 1998 to March 2002.  He has served as President of Alexander Capital Management, Inc. since 1985.  Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John’s University.  Mr. Alexander has over 41 years of investment experience.

Darren Chervitz is a Co-Portfolio Manager of the Acquiring Funds and a Portfolio Manager of the Target Funds.  He has served as a Portfolio Manager of the Target Funds since July 2012 and the Jacob Small Cap Growth Fund (Acquiring Fund) since October 2012. Mr. Chervitz also serves as a Portfolio Manager for another fund within the Acquiring Trust.  He served as the Director of Research for Jacob from 1999 to 2012.  Prior to his employment with Jacob, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999.  Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999.  Mr. Chervitz has over 16 years of financial industry and investment experience.

Information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Acquiring Funds or other funds that they manage is available in the Acquiring Funds’ SAI, which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Distribution of the Funds

Quasar Distributors, LLC (“Quasar” or the “Distributor”), whose address is 615 East Michigan Street Milwaukee, Wisconsin 53202-5207, acts as distributor to the Target Funds under a Distribution Agreement with the Target Trust.  The Distribution Agreement provides that the Distributor will use reasonable efforts to distribute each Target Fund’s shares, which are offered for sale continuously at NAV per share without the imposition of a sales charge.

Quasar also acts as the principal underwriter in the continuous public offering of each Acquiring Fund’s shares.  The Board of the Acquiring Trust has adopted a plan pursuant to Rule 12b-1 for the Investor Class shares of the Acquiring Funds.   The plan is designed to benefit each Acquiring Fund and its shareholders.  The plan is expected to, among other things, increase advertising of the Acquiring Funds, encourage purchases of the Acquiring Funds’ shares and service to the shareholders, and increase or maintain assets of the Acquiring Funds so that certain fixed expenses may be spread over a broader asset base, with a positive impact on expense ratios.  In addition, a positive cash flow into the Acquiring Funds is useful in managing the Acquiring Funds because Jacob has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Each Target Fund currently charges a 0.35% fee for distribution and services under Rule 12b-1 for its Class R shares.  Under the Rule 12b-1 plan for Investor Class shares of the Acquiring Funds, this fee will remain the same.  Payments under the 12b-1 plan are intended to reimburse Quasar or others (such as Jacob) for, among other things: (a) expenses incurred by such parties in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others; and (b) furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in, establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from an Acquiring Fund to customers, receiving and answering correspondence, and aiding in maintaining their respective customers; all such services being provided in connection with the Acquiring Fund shares.

For more information about the Acquiring Funds’ distribution, please refer to the “Distribution of Fund Shares” section of the Acquiring Funds’ Prospectus, which is incorporated herein by reference.  In addition, please refer to “The Distributor” and “Distribution Plan” sections of the Acquiring Funds’ SAI, which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Financial Statements

The financial highlights table is intended to help you understand the Jacob Small Cap Growth Fund’s (Acquiring Fund) financial performance for the fiscal years ended September 30, 2006, 2007, 2008 and 2009; the period from October 1, 2009 through August 31, 2010; and the fiscal year ended August 31, 2011.  The financial highlights table below also provides additional information for the most recent six-month reporting period ended February 29, 2012.  The information for the six-month semi-annual reporting period is unaudited.  As of February 29, 2012, Institutional Class shares of the Jacob Small Cap Growth Fund (Acquiring Fund) did not exist. Institutional Class shares of the Acquiring Fund will be issued in connection with the Reorganization. Per share data for a share of common stock outstanding for the entire period are as follows:

	Six Months Ended February 29,	Year Ended August 31,	October 1, 2009 through August 31,	Years ended September 30,
Investor Class Shares	2012	2011	2010(1)	2009	2008	2007	2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$15.12	$10.90	$11.16	$13.82	$21.94	$15.81	$16.16

Income from investment operations:
Net investment loss	(0.23)(2)	(0.55)(2)	(0.48)(2)	(0.17)(2)	(0.29)(3)	(0.31)(2)	(0.27)(2)
Net realized and unrealized gain (loss) on investments	0.59	4.75	0.22	(2.49)	(7.83)	6.44	(0.08)
Total from investment operations	0.36	4.20	(0.26)	(2.66)	(8.12)	6.13	(0.35)
Less distributions from net investment income	(0.63)	—	—	—	—	—	—
Paid in capital from redemption fees	0.00(9)	0.02	0.00(9)	0.00(9)	0.00(9)	0.00(9)	0.00(9)
Net asset value, end of period	$14.85	$15.12	$10.90	$11.16	$13.82	$21.94	$15.81
Total return	3.05%(7)	38.72%	(2.33)%(7)	(19.25)%	(37.01)%	38.77%	(2.17)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,341	$7,013	$4,073	$8,321	$31,907	$50,378	$40,627
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets(3)	4.17%(8)	4.45%	5.43%(4)(8)	2.64%(4)	1.86%(4)	1.83%(4)	1.73%(4)
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	3.27%(6)(8)	3.55%(6)	4.82%(4) (5) (6) (8)	2.64%(4) (5)	1.86%(4)	1.83%(4)	1.73%(4)
Ratio of net investment loss (prior to waiver or reimbursements) to average net assets	(4.17)%(8)	(4.44)%	(5.21)%(8)	(1.87)%	(1.56)%	(1.72)%	(1.61)%
Ratio of net investment loss (after waiver or reimbursements) to average net assets	(3.27)%(6)(8)	(3.54)%(6)	(4.60)%(5)(6)(8)	(1.87)% (5)	(1.56)%	(1.72)%	(1.61)%
Portfolio turnover rate	35.47%(7)	102.80%	228.16%(7)	307.06%	246.41%	231.96%	246.66%

(1) The financial highlights set forth herein include the historical financial highlights of the Rockland Small Cap Growth Fund. The assets of the Rockland Small Cap Growth Fund were acquired by the Fund on February 1, 2010.  At the time of the reorganization, the adviser changed from Gould Investment Partners, LLC to Jacob Asset Management of New York LLC.  The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.

(2) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

(3) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(4) The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the period ended August 31, 2010 and the years ended September 30, 2009, 2008, 2007 and 2006 was 0.02%, 0.01%, 0.01%, 0.01% and 0.01%, respectively.

(5) Effective September 1, 2009, Gould Investment Partners, LLC agreed to voluntarily waive 0.25% of its advisory fee indefinitely. The impact on the net expense ratio was (0.01)% for the fiscal year ended September 30, 2009 and (0.25)% for the period October 1, 2009 through January 31, 2010.

(6) Jacob has contractually agreed, through January 2, 2013, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.45%.

Effective February 1, 2010 (date of reorganization) and for a period of two years following the reorganization, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Fund’s operating expenses exceed 2.45% of average daily net assets.

(7) Not annualized.

(8) Annualized.

(9) Amount is less than $0.01.

The audited financial statements for the Jacob Small Cap Growth Fund (Acquiring Fund), which appear in the Jacob Small Cap Growth Fund’s (Acquiring Fund) Annual Report dated August 31, 2011 have been audited by BBD, LLP, independent registered public accounting firm as set forth in their reports therein and, together with the unaudited financial statements for the Acquiring Fund which appear in the Acquiring Fund’s Semi-Annual Report dated February 29, 2012, are incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.  Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm.

Pro forma (estimated) financial statements for the reorganization of the Jacob Small Cap Growth Fund II (Target Fund) into the Jacob Small Cap Growth Fund (Acquiring Fund) are included in the SAI relating to this Prospectus/Proxy Statement.

The Jacob Micro Cap Growth Fund (Acquiring Fund) is a new fund that has not yet commenced operations and has been created for the purpose of acquiring the Jacob Micro Cap Growth Fund’s (Target Fund’s) assets and assuming its liabilities. As such, the Jacob Micro Cap Growth Fund (Acquiring Fund) does not have any operating history or financial statements.

Pro forma (estimated) financial statements have not been prepared for the reorganization of the Jacob Micro Cap Growth Fund (Target Fund) into the Jacob Micro Cap Growth (Acquiring Fund) because the Acquiring Fund is newly organized with no assets and liabilities and will commence investment operations upon completion of the Reorganization and continue the operations of the Target Fund.

For information regarding the financial highlights of the Target Funds, see the Target Funds’ Prospectus, which is incorporated herein by reference.

The audited financial statements for the Target Funds, which appear in the Target Funds’ Annual Report dated November 30, 2011 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as set forth in their reports therein and, together with the unaudited financial statements for the Target Funds which appear in the Target Funds’ Semi-Annual Report dated May 31, 2012, are incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.  Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board of Trustees of the Target Trust, to be used at the Meeting.  This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Funds on or about October 8, 2012.  Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of three ways:

•	By mail, with the enclosed proxy card;
•	In person at the Meeting;
•	By internet; or
•	By telephone.

To vote by internet or telephone:
(1) Read the Prospectus/Proxy Statement and have your proxy card at hand.
(2) Call the 1-800 number or go to the website that appears on your proxy card.
(3) Follow the recorded instructions.

We encourage you to vote by internet or telephone by using the control number that appears on your enclosed proxy card.  Use of internet and telephone voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:  (i) by filing a written notice of revocation with AST Fund Solutions; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted.  Being present at the Meeting alone does not revoke a previously executed and returned proxy.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plans of Reorganization and the Reorganizations contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Target Funds’ Trustees, officers of the Target Trust, by personnel of Jacob, the Target Funds’ administrator or transfer agent, and personnel of the Target Funds’ distributor, or by broker-dealer firms.

AST Fund Solutions, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $10,000.  It is expected that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Funds.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information provided by the person agrees with the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal(s) described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

The Target Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of Jacob, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

With regard to the proposals, a majority of the shares of each Target Fund outstanding on the Record Date, present in person or represented by proxy, constitutes a quorum for the transaction of business with respect to each proposal.  Approval of the proposals requires a Majority Vote (as defined above).

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  Such instructions will have the same effect as that of a vote against approval of a Plan, because approval requires a Majority Vote (as defined above).

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting at a later date.  If a quorum is present but there are not sufficient votes in favor of a Plan, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plan.  Any adjournment will require the affirmative vote of a majority of each Target Fund’s shares present at the Meeting to be adjourned.  If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of a Plan, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances. The Meeting may be adjourned up 120 days after the Record Date.

OTHER MATTERS

The Board of Trustees of the Target Funds does not intend to bring any matter before the Meeting other than those described in this Prospectus/Proxy Statement.  The Trustees are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in the Target Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders.  The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  The Target Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of Trustees of the Target Trust.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

Target Funds  Only shareholders of record of the Target Funds at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.  As of the close of business on the Record Date, the Jacob Micro Cap Growth Fund (Target Fund) had 2,353,245.139 Class I and 265,251.529 Class R shares outstanding and the Jacob Small Cap Growth Fund II (Target Fund) had 395,122.578 Class I and 93,274.947 Class R shares outstanding.

Acquiring Funds  As of the close of business on the Record Date, the Jacob Small Cap Growth Fund (Acquiring Fund) had 388,257.73 Investor Class shares outstanding. Prior to the date of this Prospectus/Proxy Statement, the Jacob Micro Cap Growth Fund (Acquiring Fund) had not commenced investment operations and, therefore, does not have any shares outstanding.  Similarly, the Jacob Small Cap Growth Fund (Acquiring Fund) had not issued Institutional Class shares as of the date of this Prospectus/Proxy Statement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of each Fund, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of each Fund’s equity securities and the percentage of the outstanding shares held by such holders are set forth below.  Prior to the date of this Prospectus/Proxy Statement, the Jacob Micro Cap Growth Fund (Acquiring Fund) had not commenced investment operations and, therefore, does not have any shareholders.  Similarly, the Jacob Small Cap Growth Fund (Acquiring Fund) had not issued Institutional Class shares as of the date of this Prospectus/Proxy Statement.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

All information listed below is as of September 26, 2012.

Fund – Class                                Name and Address                                                                Percentage (%)

Jacob Micro Cap Growth Fund (Target Fund) – Class I

State of South Carolina Trustee                                                        69.91%
8515 E Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Clifford J Grum                                                                                      5.07%
PO Box 368
Diboll, TX 75941-0368

Jacob Micro Cap Growth Fund (Target Fund) -- Class R

Charles Schwab & Co. Inc                                                                18.11%
101 Montgomery Street
San  Francisco, CA 94104-4151

Pershing LLC                                                                                     12.62%
P.O. Box 2052
Jersey City, NJ 07303-2052

Nationwide Trust Company FSB                                                      8.72%
PO Box 182029
Columbus, OH 43218-2029

Jacob Small Cap Growth Fund II (Target Fund) – Class I

Clifford J Grum                                                                                       23.54%
PO Box 368
Diboll, TX 75941-0368

Charles Schwab & Co. Inc.                                                                23.08%
101 Montgomery Street
San  Francisco, CA 94104-4151

National Financial Services LLC                                                      6.38%
One World Financial Center
200 Liberty St.
New York, NY 10281-1003

Jacob Small Cap Growth Fund II (Target Fund) – Class R

Pershing LLC                                                                                        11.09%
PO Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co. Inc.                                                                 7.30%
101 Montgomery Street
San  Francisco, CA 94104-4151

Jacob Small Cap Growth Fund (Acquiring Fund) – Investor Class

Charles Schwab & Co. Inc.                                                                25.92%
101 Montgomery Street
San  Francisco, CA 94104-4151

TD Ameritrade Inc.                                                                              7.46%
PO Box 2226
Omaha, NE 68103-2226

Stephanie P. & Davie L. Key, Jr.                                                      5.58%
4050 Snowgoose Circle
Roanoke, VA 24018-4865

E*Trade Clearing LLC                                                                        5.55%
PO Box 484
Jersey City, NJ 07303-0484

First Clearing LLC                                                                                    5.53%
2801 Market St.
Saint Louis, MO 63103-2523

As of September 26, 2012, the officers and Trustees, as a group, owned of record and beneficially less than 1% of shares of each class of the Target Funds.  As of September 26, 2012, the officers and Directors, as a group, owned of record and beneficially 4.8% of the Jacob Small Cap Growth Fund’s (Acquiring Fund) Investor Class shares.  Prior to the date of this Prospectus/Proxy Statement, the Jacob Micro Cap Growth Fund (Acquiring Fund) had not commenced operations and, therefore, does not have any shareholders.  Similarly, the Jacob Small Cap Growth Fund (Acquiring Fund) had not issued Institutional Class shares as of the date of this Prospectus/Proxy Statement.

INFORMATION ABOUT THE FUNDS

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC.  Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549.  The SEC maintains an internet website (at http://www.sec.gov) which contains other information about the Funds.

ATTACHMENTS TO PROSPECTUS/PROXY STATEMENT

Attachment I	Comparison of the Fundamental and Non-Fundamental Investment Policies of the Target Funds and the Acquiring Funds

Attachment II	Forms of Agreement and Plan of Reorganization and Termination

ATTACHMENT I

COMPARISON OF THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE TARGET FUNDS AND THE ACQUIRING FUNDS

Jacob Micro Cap Growth Fund (Target Fund) and Jacob Small Cap Growth Fund II (Target Fund)

The investment restrictions of each Target Fund listed below are fundamental policies and may not be changed without the approval of the holders of a majority of that Target Fund’s outstanding voting securities as defined in the 1940 Act.  The “vote of a majority of the outstanding voting securities” of a Target Fund is defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.  Each Target Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval.  Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

As a matter of fundamental policy, the Jacob Micro Cap Growth Fund (Target Fund) and the Jacob Small Cap Growth Fund II (Target Fund) may not:

(1)           with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof);

(2)           with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(3)           borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of a Target Fund’s gross assets valued at the lower of market or cost, and a Fund may not purchase additional securities when borrowings exceed 5% of total gross assets; or

(4)           pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(5)           invest in physical commodities or contracts on physical commodities;

(6)           purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(7)           make loans except (i) by purchasing debt securities in accordance with its investment objectives; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder and (iii) as otherwise permitted by exemptive order of the SEC;

(8)           underwrite the securities of other issuers;

(9)           issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions;

(10)           invest in futures and/or options on futures unless (i) not more than 5% of a Target Fund’s assets are required as deposit to secure obligations under such futures and/or options on futures contracts, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%; and (ii) not more than 20% of a Target Fund’s assets are invested in futures and options;

(11)           purchase on margin except as specified in (10) above;

(12)           invest more than an aggregate of 15% of the net assets of a Target Fund, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

(13)           acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of a Target Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when a Target Fund adopts a temporary defensive position.

Jacob Micro Cap Growth Fund (Acquiring Fund) and Jacob Small Cap Growth Fund (Acquiring Fund)

            The Jacob Micro Cap Growth Fund (Acquiring Fund) and Jacob Small Cap Growth Fund (Acquiring Fund) have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of an Acquiring Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of an Acquiring Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Acquiring Fund; or (ii) 67% or more of the voting securities of the Acquiring Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

            The Jacob Micro Cap Growth Fund (Acquiring Fund) and Jacob Small Cap Growth Fund (Acquiring Fund) will not, as a matter of fundamental policy:

            (1)    borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Acquiring Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, an Acquiring Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Acquiring Fund’s other assets. The effect of this provision is to allow an Acquiring Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

            (2)     underwrite the securities of other issuers, except that the Acquiring Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended.

            (3)    purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Acquiring Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

            (4)    make loans, provided that this restriction does not prevent the Acquiring Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

            (5)     make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Acquiring Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

            (6)    purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Acquiring Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

            (7)     change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Acquiring Fund in the securities of such issuer exceeds 5% of the value of the Acquiring Fund’s total assets, or (b) the Acquiring Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.

            As indicated above, as a matter of fundamental policy, the Acquiring Funds are permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act. At the present time, the Acquiring Funds do not intend to borrow money or issue senior securities in excess of 5% of their net assets.

            The Acquiring Funds have adopted the following investment restrictions as non-fundamental investment, restrictions, which means that they can be changed by the Board of Directors without shareholder approval. The Acquiring Funds will not:

            (1)  invest in companies for the purpose of exercising control of management;

            (2)  purchase securities on margin; or

            (3)  invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable.  If more than 15% of an Acquiring Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.

ATTACHMENT II

FORMS OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

ATTACHMENT II-A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of ______ __, 2012, among JACOB FUNDS, INC., a Maryland corporation, with its principal place of business at 653 Manhattan Beach Blvd. #J, Manhattan Beach, California  90266 (“Corporation”), on behalf of Jacob Micro Cap Growth Fund, a segregated portfolio of assets (“series”) thereof (“New Fund”), JACOB FUNDS II (formerly “Pinebridge Mutual Funds”), a Delaware statutory trust, with its principal place of business at 399 Park Avenue, 4th Floor, New York, New York  10022 (“Trust”), on behalf of its Jacob Micro Cap Growth Fund (formerly “PineBridge US Micro Cap Growth Fund”) series (“Old Fund”), and, solely for purposes of paragraphs 3.4 and 6.2, Jacob Asset Management of New York LLC (“Adviser”).  (Each of Corporation and Trust is sometimes referred to herein as an “Investment Company,” and each of New Fund and Old Fund is sometimes referred to herein as a “Fund.”)  Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Investment Company, as applicable, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

The Investment Companies wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”).  The reorganization will involve Old Fund’s changing its identity, form, and place of organization -- by converting from a series of a Delaware statutory trust to a series of a Maryland corporation -- by (1) transferring all of its assets to New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund’s business) in exchange solely for voting shares of common stock in New Fund and New Fund’s assumption of all of Old Fund’s liabilities, (2) distributing those shares pro rata to Old Fund’s shareholders in exchange for their shares of beneficial interest therein and in complete liquidation thereof, and (3) terminating Old Fund, all on the terms and conditions set forth herein (collectively, “Reorganization”).

Each Investment Company’s board of directors/trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof by Corporation, on New Fund’s behalf, and by Trust, on Old Fund’s behalf, respectively, by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of

II-A - 1

New Fund and Old Fund, respectively, and, in Old Fund’s case, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Old Fund currently offers two classes of shares of beneficial interest, designated Class R shares and Class I shares (“Class R Old Fund Shares” and “Class I Old Fund Shares,” respectively, and collectively, “Old Fund Shares”).  New Fund will offer two classes of shares of common stock, par value $.001 per share, designated Investor Class shares and Institutional Class shares (“Investor Class New Fund Shares” and “Institutional Class New Fund Shares,” respectively, and collectively, “New Fund Shares”).  The Class R Old Fund Shares and the Investor Class New Fund Shares are substantially similar to each other, as are the Class I Old Fund Shares and the Institutional Class New Fund Shares.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.           PLAN OF REORGANIZATION AND TERMINATION

1.1.           Subject to the terms and conditions set forth herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund.  In exchange therefor, New Fund shall --

(a)
issue and deliver to Old Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (1) Investor Class New Fund Shares equal to the number of full and fractional Class R Old Fund Shares then outstanding, and (2) Institutional Class New Fund Shares equal to the number of full and fractional Class I Old Fund Shares then outstanding, and

(b)	assume all of Old Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2.           The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records -- Old Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Old Fund’s books at that time; and Old Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Corporation.

1.3.           The Liabilities shall consist of all of Old Fund’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement, except for Old Fund’s Reorganization Expenses (as defined in paragraph 3.3(f)) that are borne by Adviser pursuant to paragraph 6.2.  Notwithstanding the foregoing, Old Fund shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

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1.4.           At or before the Closing, New Fund shall redeem the Initial Shares (as defined in paragraph 5.5) for the amount at which they are issued pursuant to that paragraph.  At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute all the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Old Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate.  That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on New Fund’s shareholder records in the Shareholders’ names and transferring those New Fund Shares thereto.  Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Old Fund Shares that Shareholder holds at the Effective Time, by class (i.e., the account for each Shareholder that holds Class R Old Fund Shares shall be credited with the number of full and fractional Investor Class New Fund Shares equal to the number of full and fractional Class R Old Fund Shares that Shareholder then holds, and the account for each Shareholder that holds Class I Old Fund Shares shall be credited with the number of full and fractional Institutional Class New Fund Shares equal to the number of full and fractional Class I Old Fund Shares that Shareholder then holds).  The aggregate net asset value (“NAV”) of New Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Old Fund Shares that Shareholder holds at the Effective Time.  All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund’s shareholder records.  Corporation shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

1.5.           Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Old Fund’s shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6.           Any reporting responsibility of Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.7.           After the Effective Time, Old Fund shall not conduct any business except in connection with its termination.  As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, all actions required to terminate Old Fund as a series of Trust shall be taken -- and in all events Old Fund shall have been terminated as such within six months after the Effective Time -- and Trust shall make all filings and take all other actions in connection therewith as required by applicable law or are necessary and proper to effect that termination.  In addition, as soon as reasonably practicable after the later to occur of that distribution and the distribution of shares pursuant to an Agreement and Plan of Reorganization and Termination between the Investment Companies of even date regarding their respective series named “Jacob Small Cap Growth Fund” and “Jacob Small Cap Funds II,” Trust shall be dissolved as a statutory trust under Delaware law and shall make all filings and take all other actions in connection therewith as required by applicable law or are necessary and proper to effect that dissolution.

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2.           CLOSING AND EFFECTIVE TIME

2.1.           Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately before the opening of business (9:30 a.m., Eastern Time) on [                   ], 2012 (“Effective Time”).  The Closing shall be held at Adviser’s offices, 653 Manhattan Beach Blvd. #J, Manhattan Beach, California  90266, or at such other place as to which the Investment Companies agree.

2.2.           Trust shall direct U.S. Bank N.A., which is the custodian of Old Fund’s assets and will be the custodian of New Fund’s assets, to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to New Fund at the Effective Time and (b) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Old Fund to New Fund, as reflected on New Fund’s books immediately after the Closing, does or will conform to that information on Old Fund’s books immediately before the Closing.  Trust shall deliver to Corporation at the Closing a Certificate stating that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

2.3.           Trust shall direct its transfer agent to deliver to Corporation at the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares of each outstanding class of Old Fund Shares each Shareholder owns and which such shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Trust with respect to each Shareholder, all at the Effective Time.

2.4.           Corporation shall direct its transfer agent to deliver to Trust (a) at the Closing, a confirmation, or other evidence satisfactory to Trust, that the New Fund Shares to be issued to Old Fund pursuant to paragraph 1.1(a) have been credited to Old Fund’s account on New Fund’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders.

2.5.           If requested by Corporation, Trust shall direct PricewaterhouseCoopers LLP, an independent registered public accounting firm that audits Old Fund’s books (“PWC”), or other applicable service providers to deliver at the Closing all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to Old Fund.

2.6.           Each Investment Company shall deliver to the other at the Closing (a) a Certificate in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time, except as they may be affected by the transactions contemplated hereby, and (b) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests.

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3.           REPRESENTATIONS AND WARRANTIES

3.1.           Trust, on Old Fund’s behalf, represents and warrants to Corporation, on New Fund’s behalf, as follows:

(a)           Trust (1) was organized as a business trust under the laws of the State of Delaware on October 28, 1996, became a statutory trust thereunder by operation of law on September 1, 2002, changed its name from “Brazos Mutual Funds” to “PineBridge Mutual Funds” on January 29, 2010, and from the latter name to its current name on July 2, 2012, and is duly created, validly existing, and in good standing under those laws, and its Certificate of Trust, dated as of October 24, 1996, as amended by Certificates of Amendment dated January 29, 2010, and July 2, 2012, has been duly filed in the office of the Secretary of State thereof, (2) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on the business described in its current registration statement on Form N-1A;

(b)           Old Fund is a duly established and designated series of Trust;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Trust’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to Old Fund, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

(d)           At the Effective Time, Trust, on Old Fund’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e)           Trust, with respect to Old Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, Trust’s Amended and Restated Agreement and Declaration of Trust dated as of July 5, 2005 (“Declaration”), Trust’s Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Trust, with respect to Old Fund or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Trust, with respect to Old Fund or on its behalf, is a party or by which it is bound;

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(f)           At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Old Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge and/or New Fund’s assumption of any liabilities of Old Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Trust, on Old Fund’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Trust’s knowledge, threatened against Trust, with respect to Old Fund or any of its properties or assets attributable or allocable to Old Fund, that, if adversely determined, would materially and adversely affect Old Fund’s financial condition or the conduct of its business; and Trust, on Old Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Old Fund’s business or Trust’s ability to consummate the transactions contemplated hereby;

(h)           Old Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statements of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended November 30, 2011, have been audited by PWC and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements (copies of which Trust has furnished to Corporation), present fairly, in all material respects, Old Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and, to Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i)           Since November 30, 2011, there has not been any material adverse change in Old Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Old Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in NAV per Old Fund Share due to declines in market values of securities Old Fund holds, the discharge of Old Fund’s liabilities, or the redemption of Old Fund Shares by its shareholders will not constitute a material adverse change;

(j)           All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Old Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof

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except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Old Fund (1) is in compliance in all material respects with all applicable Regulations pertaining to (a) the reporting of dividends and other distributions on and redemptions of its shares, (b) withholding in respect thereof, and (c) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(k)           Old Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Old Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Old Fund has elected to be a regulated investment company  under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including its current taxable year through the Effective Time (“current year”)), Old Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification as a RIC and has been (and for the current year will be) eligible to and has computed its federal income tax under section 852; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)           All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Old Fund’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 2.3); and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor are there outstanding any securities convertible into any Old Fund Shares;

(m)           Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)           Old Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)           Not more than 25% of the value of Old Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

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(p)           On the effective date of the Registration Statement (as defined in paragraph 3.3(a)), at the time of the Shareholders Meeting (as defined in paragraph 4.2), and at the Effective Time, Old Fund’s prospectus and statement of additional information will (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)           The information to be furnished by Trust for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r)           The New Fund Shares to be delivered to Old Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(s)           The Declaration permits Trust to vary its shareholders’ investment.  Trust does not have a fixed pool of assets -- each series of Trust (including Old Fund) is a managed portfolio of securities, and Adviser has the authority to buy and sell securities for it; and

(t)           Old Fund has not changed its taxable year-end within the most recent 48-month period ended June 30, 2012, and does not intend to change its taxable year-end prior to the Closing.

3.2.           Corporation, on New Fund’s behalf, represents and warrants to Trust, on Old Fund’s behalf, as follows:

(a)           Corporation (1) is a corporation that is duly created, validly existing, and in good standing under the laws of the State of Maryland, and its Articles of Incorporation, dated July 12, 1999, as amended by Articles of Amendment dated December 22, 2009 (collectively, “Articles”), are on file with the State Department of Assessments and Taxation of Maryland, (2) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on the business described in its current registration statement on Form N-1A;

(b)           At the Effective Time, New Fund will be a duly established and designated series of Corporation; New Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, New Fund will be a

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shell series of Corporation, without assets (except the amount paid for the Initial Shares if they have not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing Old Fund’s business;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to New Fund, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)           Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Shares;

(e)           No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)           Corporation, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland law, the Articles or Corporation’s Bylaws, or any Undertaking to which Corporation, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on New Fund’s behalf, is a party or by which it is bound;

(g)           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect New Fund’s financial condition or the conduct of its business; and Corporation, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects New Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h)           New Fund has not filed any income tax return and will file its first federal income tax return, after the completion of its taxable year in which the Reorganization occurs, as a RIC on Form 1120-RIC; from and after its commencement of operations, New Fund will be an “investment company” (as defined in section 368(a)(2)(F)(iii)) and

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a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; assuming that Old Fund meets the requirements of Subchapter M for qualification as a RIC for the part of its taxable year through the Effective Time, New Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for succeeding taxable years;

(i)           The New Fund Shares to be issued and delivered to Old Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by Corporation;

(j)           There is no plan or intention for New Fund to be terminated, dissolved, or merged into another corporation or a statutory or business trust or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(k)           Assuming the truthfulness and correctness of Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of New Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(l)           New Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(m)           On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, the Prospectus (as defined in paragraph 3.3(a)) will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from the Prospectus made in reliance on and in conformity with information furnished by Trust for use therein; and

(n)           The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary

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to make the statements therein, in light of the circumstances under which they were made, not misleading.

3.3.           Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a)              No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) in Trust’s case, its filing with the Commission of a supplement to Old Fund’s prospectus describing the Reorganization, (2) in Corporation’s case, its filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus (“Prospectus”), and a registration statement on Form N-1A registering New Fund, and (3) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)              The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

(c)              The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)              The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

(e)              None of the compensation received by or to be paid to any Shareholder who or that is a trustee/director of either Investment Company or an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the that Shareholder’s Old Fund Shares; none of the New Fund Shares any such Shareholder receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f)              No expenses incurred by Old Fund or on its behalf in connection with the Reorganization will be paid or assumed by New Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to Old Fund or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

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(g)              Immediately following consummation of the Reorganization, (1) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (2) New Fund will hold the same assets -- except for assets used to pay the Funds’ expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for those expenses; and those excepted assets, together with the amount of all redemptions (other than redemptions Old Fund will make as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act) and distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

(h)              The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

(i)              The principal purpose of New Fund’s assumption of the Liabilities is not avoidance of federal income tax on the transaction.

3.4.           Adviser represents and warrants to each Investment Company, on its Fund’s behalf, that since Adviser became Old Fund’s investment adviser (effective July 9, 2012), Adviser has not made, and between the date hereof and the Effective Time will not make, investment decisions with respect to -- and has not caused, and will not during that period cause, Old Fund to modify -- more than an insubstantial percentage of Old Fund’s portfolio holdings for the purposes of (1) satisfying New Fund’s investment objective, strategies, policies, risks, and restrictions (“Investment Criteria”), (2) aligning Old Fund’s portfolio holdings to be more consistent with those criteria, and/or (3) otherwise facilitating the Reorganization rather than continuing Old Fund’s Investment Criteria that existed before that date.

4.           COVENANTS

4.1.           Trust covenants to operate Old Fund’s business in the ordinary course between the date hereof and the Closing, it being understood that:

(a)  such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by Old Fund’s normal business activities; and

(b)  Old Fund will retain exclusive control of the composition of its portfolio until the Closing.

4.2.           Trust covenants to call and hold a meeting of Old Fund’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.3.           Trust covenants that it will assist Corporation in obtaining information Corporation reasonably requests concerning the beneficial ownership of Old Fund Shares.

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4.4.           Trust covenants that it will turn over its books and records (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) regarding Old Fund to Corporation at the Closing.

4.5.           Each Investment Company covenants to cooperate in preparing the Registration Statement in compliance with applicable federal securities laws.

4.6.           Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on New Fund’s behalf, title to and possession of all the Assets, and (b) Trust, on Old Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.7.           Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue New Fund’s operations after the Effective Time.

4.8.           Trust covenants to distribute all the New Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Old Fund.

4.9.           Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

4.10.           As promptly as practicable, but in any case within sixty days, after the Effective Time, Trust shall furnish to Corporation, in a form reasonably satisfactory to Corporation, a Certificate stating the earnings and profits of Old Fund for federal income tax purposes that will be carried over by New Fund as a result of section 381.

4.11.           It is the Investment Companies’ intention that the Reorganization will qualify as a reorganization with the meaning of section 368(a)(1)(F).  Neither Investment Company shall take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to qualify as such a reorganization.

5.           CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at the Effective Time, and (c) the following further conditions that, at or before that time:

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5.1.           This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Old Fund’s shareholders at the Shareholders Meeting (including any adjournment(s) thereof);

5.2.           All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby.  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, to the Investment Companies’ best knowledge no investigation or proceeding for that purpose has been instituted or pending, threatened, or contemplated under the 1933 Act or the 1940 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties, provided that either Investment Company may for itself waive any of those conditions;

5.3.           At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4.           The Investment Companies shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 2.5(a).  The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a)           New Fund’s acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Old Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

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(b)           Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities pursuant to sections 361(a) and 357(a), respectively, or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares pursuant to section 361(c)(1);

(c)           New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities pursuant to section 1032(a);

(d)           New Fund’s basis in each Asset will be the same as Old Fund’s basis therein immediately before the Reorganization pursuant to section 362(b), and New Fund’s holding period for each Asset will include Old Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period) pursuant to section 1223(2);

(e)           A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization pursuant to section 354(a);

(f)           A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares pursuant to section 358(a)(1), and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time pursuant to section 1223(1); and

(g)           For purposes of section 381, New Fund will be treated just as Old Fund would have been treated if there had been no Reorganization.  Accordingly, the Reorganization will not result in the termination of Old Fund’s taxable year, Old Fund’s tax attributes enumerated in section 381(c) will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund’s taxable year before the Reorganization will be included in New Fund’s taxable year after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

5.5.           Before the Closing, Corporation’s Board shall have authorized the issuance of, and Corporation shall have issued, one New Fund Share of each class (“Initial Shares”) to Adviser or an affiliate thereof, in consideration of the payment of $10.00 apiece (or other amount that Board determines), to vote on the investment advisory and management agreement, distribution and service plan, and other agreements and plans referred to in paragraph 5.6 and to take whatever action it may be required to take as New Fund’s sole shareholder;

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5.6.           Corporation, on New Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment advisory and management agreement, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company.  Each such agreement and plan shall have been approved by Corporation’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its directors who are Non-Interested Persons thereof and by Adviser or its affiliate as New Fund’s sole shareholder;

5.7.           Corporation, on New Fund’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that Corporation, on New Fund’s behalf, assumes all of the Liabilities; and

5.8.           At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.           BROKERAGE FEES AND EXPENSES

6.1.           Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

6.2.           Subject to complying with the representation and warranty contained in paragraph 3.3(f), Adviser shall bear, or at the option of Trust, reimburse Trust for, all the expenses of the Reorganization (other than brokerage or similar expenses incurred by or for the benefit of Old Fund in connection with the Reorganization), including, if any, (a) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the Registration Statement, and printing and distributing the proxy statement included therein and the Prospectus, (b) reasonable legal and accounting fees, (c) transfer agent and custodian conversion costs, and (d) transfer taxes for foreign securities but excluding brokerage and similar expenses in connection with the Reorganization.  Notwithstanding anything herein to the contrary, an expense shall be paid by the Fund directly incurring it if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.           ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement among the parties.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing (except to the extent provided in paragraph 5.4).

8.           TERMINATION

This Agreement may be terminated at any time at or before the Closing:

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8.1.           By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before December 31, 2012, or another date to which the Investment Companies agree; or

8.2.           By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees/directors, officers, or shareholders) shall have any liability to the other Investment Company.

9.           AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Old Fund’s shareholders’ approval thereof, provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

10.           SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.           MISCELLANEOUS

11.1.           This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2.           Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on New Fund’s behalf, or Trust, on Old Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3.           Notice is hereby given that this instrument is executed and delivered on behalf of Trust’s trustees solely in their capacities as trustees, and not individually.  Each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees/directors, officers, shareholders, or series other than its Fund but are only binding on and enforceable against its property attributable to and held for the benefit of its Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights

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or claims and not to the property of any other series of the other Investment Company or to those trustees/directors, officers, or shareholders.

11.4.           This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Signatures on following page]

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IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

JACOB FUNDS, INC., on behalf of its series, Jacob Micro Cap Growth Fund

By:

Name:            Ryan I. Jacob

Title:              President

JACOB FUNDS II, on behalf of its series, Jacob Micro Cap Growth Fund

By:

Name:

Title:

Solely for purposes of paragraphs 3.4 and 6.2,

JACOB ASSET MANAGEMENT OF NEW YORK LLC

By:

Name:              Ryan I. Jacob

Title:              Chairman and Chief Executive Officer

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ATTACHMENT II-B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of ______ __, 2012, among JACOB FUNDS, INC., a Maryland corporation, with its principal place of business at 653 Manhattan Beach Blvd. #J, Manhattan Beach, California  90266 (“Corporation”), on behalf of Jacob Small Cap Growth Fund, a segregated portfolio of assets (“series”) thereof (“Acquiring Fund”), JACOB FUNDS II (formerly “Pinebridge Mutual Funds”), a Delaware statutory trust, with its principal place of business at 399 Park Avenue, 4th Floor, New York, New York  10022 (“Trust”), on behalf of its Jacob Small Cap Funds II (formerly “PineBridge US Small Cap Growth Fund”) series (“Target”), and, solely for purposes of paragraphs 4.4 and 7.2, Jacob Asset Management of New York LLC (“Adviser”).  (Each of Corporation and Trust is sometimes referred to herein as an “Investment Company,” and each of Acquiring Fund and Target is sometimes referred to herein as a “Fund.”)  Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Investment Company, as applicable, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

The Investment Companies wish to effect a reorganization described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”).  The reorganization will consist of (1) the transfer of all of Target’s assets to Acquiring Fund in exchange solely for voting shares of common stock in Acquiring Fund and Acquiring Fund’s assumption of all of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares of beneficial interest therein and in complete liquidation thereof, and (3) Target’s termination, all on the terms and conditions set forth herein (collectively, “Reorganization.”)

Each Investment Company’s board of directors/trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof by Corporation, on Acquiring Fund’s behalf, and by Trust, on Target’s behalf, respectively, by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of Acquiring Fund and Target, respectively, and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

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Target currently offers two classes of shares of beneficial interest, designated Class R shares and Class I shares (“Class R Target Shares” and “Class I Target Shares,” respectively, and, collectively, “Target Shares”).  Acquiring Fund currently offers two classes of shares of common stock, par value $.001 per share, designated Investor Class shares and Institutional Class shares (“Investor Class Acquiring Fund Shares” and “Institutional Class Acquiring Fund Shares,” respectively, and, collectively, “Acquiring Fund Shares”).  The Class R Target Shares and the Investor Class Acquiring Fund Shares are substantially similar to each other, as are the Class I Target Shares and the Institutional Class Acquiring Fund Shares.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.           PLAN OF REORGANIZATION AND TERMINATION

1.1.           Subject to the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund.  In exchange therefor, Acquiring Fund shall --

(a)  issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (1) Investor Class Acquiring Fund Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class R Target Shares by the net asset value (“NAV”) of an Investor Class Acquiring Fund Share (computed as set forth in paragraph 2.2) and (2) Institutional Class Acquiring Fund Shares determined by dividing the Target Value attributable to the Class I Target Shares by the NAV of an Institutional Class Acquiring Fund Share (as so computed); and

(b)  assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.           The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records -- Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target’s books at that time; and Target has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Corporation.

1.3.           The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement, except for Target’s Reorganization Expenses (as defined in paragraph 4.3.10) that are borne by Adviser pursuant to paragraph 7.2.  Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (as defined in paragraph 3.1).

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1.4.           If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of such income and gain -- and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as such terms are defined in section 4982(e)(1) and (2), respectively -- for all tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.5.           At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and shall completely liquidate.  That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the names of the Shareholders, except Shareholders in whose names accounts thereon already exist, and transferring those Acquiring Fund Shares thereto.  Pursuant to that transfer, each Shareholder’s newly opened or pre-existing account shall be credited with the pro rata number of full and fractional Acquiring Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class R Target Shares shall be credited with the pro rata number of full and fractional Investor Class Acquiring Shares due that Shareholder, and the account for each Shareholder that holds Class I Target Shares shall be credited with the pro rata number of full and fractional Institutional Class Acquiring Fund Shares due that Shareholder).  The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder holds at the Effective Time.  All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records.  Corporation shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.6.           Any transfer taxes payable on issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7.           Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.  In furtherance of the foregoing, after the Effective Time, except as otherwise agreed to by the Investment Companies, Trust shall or shall cause its agents to prepare any federal, state, and local tax returns, including any Forms 1099, required to be filed by it with respect to Target’s final taxable year ending with

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its complete liquidation and for any prior periods or taxable years and shall cause those tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

1.8.           After the Effective Time, Target shall not conduct any business except in connection with its termination.  As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, all actions required to terminate Target as a series of Trust shall be taken -- and in all events Target shall have been terminated as such within six months after the Effective Time -- and Trust shall make all filings and take all other actions in connection therewith as required by applicable law or are necessary and proper to effect that termination.  In addition, as soon as reasonably practicable after the later to occur of that distribution and the distribution of shares pursuant to an Agreement and Plan of Reorganization and Termination between the Investment Companies of even date regarding their respective series named “Jacob Micro Cap Fund,” Trust shall be dissolved as a statutory trust under Delaware law and shall make all filings and take all other actions in connection therewith as required by applicable law or are necessary and proper to effect that dissolution.

2.           VALUATION

2.1.           For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in Trust’s then-current prospectus and statement of additional information (“Pro/SAI”), less (b) the amount of the Liabilities at the Valuation Time.

2.2.           For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Fund Shares shall be computed at the Valuation Time, using the valuation procedures set forth in Acquiring Fund’s then-current Pro/SAI.

2.3.           All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by or under the direction of Adviser or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures described in paragraph 2.2.

3.           CLOSING AND EFFECTIVE TIME

3.1.           Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately before the opening of business (9:30 a.m., Eastern Time) on [                   ], 2012 (“Effective Time”).  If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange is disrupted, so that accurate appraisal of the Target Value and/or the NAV of an Acquiring Fund Share of either class is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored.  The Closing shall be held at Adviser’s offices, 653 Manhattan Beach Blvd. #J,

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Manhattan Beach, California  90266, or at such other place as to which the Investment Companies agree.

3.2.           Trust shall direct U.S. Bank N.A., which is the custodian of each Fund’s assets, to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.  Trust shall deliver to Corporation at the Closing a Certificate stating that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.           Trust shall direct its transfer agent to deliver to Corporation at the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares of each outstanding class of Target Shares each Shareholder owns and which such shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Trust with respect to each Shareholder, all at the Effective Time.

3.4.           Corporation shall direct its transfer agent to deliver to Trust (a) at the Closing, a confirmation, or other evidence satisfactory to Trust, that the Acquiring Fund Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Fund’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders, except Shareholders in whose names accounts thereon already exist.

3.5.           If requested by Corporation, Trust shall direct PricewaterhouseCoopers LLP, an independent registered public accounting firm that audits Target’s books (“PWC”), or other applicable service providers to deliver at the Closing all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to Target.

3.6.           Each Investment Company shall deliver to the other at the Closing (a) a Certificate in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time, except as they may be affected by the transactions contemplated hereby, and (b) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests.

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4.           REPRESENTATIONS AND WARRANTIES

4.1.           Trust, on Target’s behalf, represents and warrants to Corporation, on Acquiring Fund’s behalf, as follows:

4.1.1.           Trust (a) was organized as a business trust under the laws of the State of Delaware on October 28, 1996, became a statutory trust thereunder by operation of law on September 1, 2002, changed its name from “Brazos Mutual Funds” to “PineBridge Mutual Funds” on January 29, 2010, and from the latter name to its current name on July 2, 2012, and is duly created, validly existing, and in good standing under those laws, and its Certificate of Trust, dated October 24, 1996, as amended by Certificates of Amendment dated January 29, 2010, and July 2, 2012, has been duly filed in the office of the Secretary of State thereof, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on the business described in its current registration statement on Form N-1A;

4.1.2.           Target is a duly established and designated series of Trust;

4.1.3.           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Trust’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to Target, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

4.1.4.           At the Effective Time, Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

4.1.5.           Trust, with respect to Target, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, Trust’s Amended and Restated Agreement and Declaration of Trust dated as of July 5, 2005 (“Declaration”), Trust’s Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Trust, with respect to Target or on its behalf,  is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Trust, with respect to Target or on its behalf, is a party or by which it is bound;

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4.1.6.           At or before the Effective Time, either (a) all material contracts and other commitments of or applicable to Target (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (b) provision for discharge and/or Acquiring Fund’s assumption of any liabilities of Target thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

4.1.7.           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Trust’s knowledge, threatened against Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially or adversely affects Target’s business or Trust’s ability to consummate the transactions contemplated hereby;

4.1.8.           Target’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statements of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended November 30, 2011, have been audited by PWC and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements (copies of which Trust has furnished to Corporation) present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended; and, to Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.1.9.  Since November 30, 2011, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

4.1.10.  All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for

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amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.1.11.  Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a regulated investment company under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.12.  Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time Trust’s Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1.11; from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (a) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (1) for the purpose of satisfying Acquiring Fund’s investment objective or policies or (2) for any other reason except in the ordinary course of its business as a RIC and (b) has not otherwise changed, and will not otherwise change, its historic investment policies; and Trust believes, based on its review of each Fund’s investment portfolio, that Target’s portfolio holdings generally are compatible with Acquiring Fund’s investment objective and policies and that, as a result, all or substantially all of Target’s assets can be transferred to and held by Acquiring Fund;

4.1.13.  At the Effective Time, (a) at least 33⅓% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (b) Target will not have altered its portfolio in

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connection with the Reorganization to meet that 33⅓% threshold, and (c) Target will not have modified any of its Investment Criteria as part of the plan of reorganization;

4.1.14.  To the best of Trust’s management’s knowledge, there is no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

4.1.15.  During the five-year period ending at the Effective Time, neither Target nor any person “related” (as defined in section 1.368-1(e)(4) of the Regulations (“Related”) without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (a) acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (b) made distributions with respect to Target Shares except for (1) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (2) other dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

4.1.16.  All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

4.1.17.  Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

4.1.18.  Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.1.19.  Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

4.1.20.  On the effective date of the Registration Statement (as defined in paragraph 4.3.1), at the time of the Shareholders Meeting (as defined in paragraph 5.2), and at the Effective Time, Target’s Pro/SAI will (a) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and

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regulations of the Commission thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.21.  The information to be furnished by Trust for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.22.  The Acquiring Fund Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof; and

4.1.23.  The Declaration permits Trust to vary its shareholders’ investment.  Trust does not have a fixed pool of assets -- each series of Trust (including Target) is a managed portfolio of securities, and Adviser has the authority to buy and sell securities for it.

4.2.           Corporation, on Acquiring Fund’s behalf, represents and warrants to Trust, on Target’s behalf, as follows:

4.2.1.           Corporation (a) is a corporation that is duly created, validly existing, and in good standing under the laws of the State of Maryland, and its Articles of Incorporation, dated July 12, 1999, as amended by Articles of Amendment dated December 22, 2009 (collectively, “Articles”), are on file with the State Department of Assessments and Taxation of Maryland, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on the business described in its current registration statement on Form N-1A;

4.2.2.           Acquiring Fund is a duly established and designated series of Corporation;

4.2.3.           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Acquiring Fund, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

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4.2.4.           No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.           Corporation, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Maryland law, the Articles or Corporation’s Bylaws, or any Undertaking to which Corporation, on Acquiring Fund’s behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Acquiring Fund’s behalf, is a party or by which it is bound;

4.2.6.           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and Corporation, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

4.2.7.           Acquiring Fund’s Statements at and for the fiscal year (in the case of the Statements of Changes in Net Assets, for the two fiscal years) ended August 31, 2011, have been audited by BBD, LLP, and are in accordance with GAAP; those Statements and Acquiring Fund’s unaudited Statements for the six months ended February 29, 2012 (copies of which Corporation has furnished to Trust), present fairly, in all material respects, Acquiring Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended; and to Corporation’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at their respective dates that are not disclosed therein;

4.2.8.  Since August 31, 2011, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by its shareholders will not constitute a material adverse change;

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4.2.9.  All Returns of Acquiring Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.2.10.  Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Fund will continue to meet all those requirements for the current year and intends to do so, and to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.2.11.  Following the Reorganization, Acquiring Fund will (a) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status; and Corporation believes, based on its review of each Fund’s investment portfolio, that Target’s portfolio holdings generally are compatible with Acquiring Fund’s investment objective and policies and that, as a result, all or substantially all of Target’s assets can be transferred to and held by Acquiring Fund;

4.2.12.  Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business; and at the Effective Time, (a) at least 33⅓% of Target’s portfolio

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assets will meet Acquiring Fund’s Investment Criteria, (b) Acquiring Fund will not have modified any of its Investment Criteria as part of the plan of reorganization, and (c) Acquiring Fund will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

4.2.13.  Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

4.2.14.  Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund, or any person Related to it, have any plan or intention at the Effective Time to acquire or redeem any Acquiring Fund Shares issued in the Reorganization -- either directly or through any transaction, agreement, or arrangement with any other person -- except for redemptions Acquiring Fund will make as such a series pursuant to section 22(e) of the 1940 Act;

4.2.15.  Before or in the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Fund Shares;

4.2.16.  All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

4.2.17.  The Acquiring Fund Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by Corporation;

4.2.18.  Acquiring Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.2.19.  Assuming the truthfulness and correctness of Trust’s representation and warranty in paragraph 4.1.19, immediately after the Reorganization (a) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and

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(b) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

4.2.20.  On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (a) Acquiring Fund’s Pro/SAI will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) Acquiring Fund’s Pro/SAI and the Prospectus (as defined in paragraph 4.3.1) will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from the Prospectus made in reliance on and in conformity with information furnished by Trust for use therein;

4.2.21.  The information to be furnished by Corporation for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.2.22.  There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another corporation or a statutory or business trust or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization; and

4.2.23  If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

4.3.           Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

4.3.1.           No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act or state securities laws for its execution, delivery, and performance of this Agreement, except for (a) the filing with the Commission of a registration statement by Corporation on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus (“Prospectus”), and a post-effective amendment to Corporation’s registration statement on Form N1-A and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

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4.3.2.           The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

4.3.3.           Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (1) any portion of their Target Shares before the Reorganization to any person Related to either Fund or (2) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

4.3.4.           Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

4.3.5.           The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

4.3.6.           At the Effective Time, there will be no intercompany indebtedness existing between the Funds that was issued, acquired, or settled at a discount;

4.3.7.           Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization.  For the purposes of this representation and warranty, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions pursuant to section 22(e) of the 1940 Act and (b) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

4.3.8.           None of the compensation received by or to be paid to any Shareholder who or that is a trustee/director of either Investment Company or an employee of or service provider to Target will be separate consideration for, or allocable to, any of that Shareholder’s Target Shares; none of the Acquiring Fund Shares any such Shareholder receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

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4.3.9.  Immediately after the Reorganization, the Shareholders will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Fund;

4.3.10.  No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

4.3.11.  There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Fund will not pay cash in lieu of fractional Acquiring Fund Shares in connection with the Reorganization;

4.3.12.  The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

4.3.13.  The principal purpose of Acquiring Fund’s assumption of the Liabilities is not avoidance of federal income tax on the transaction.

4.4.           Adviser represents and warrants to each Investment Company, on its Fund’s behalf, that since Adviser became Target’s investment adviser (effective July 9, 2012), Adviser has not made, and between the date hereof and the Effective Time will not make, investment decisions with respect to -- and has not caused, and will not during that period cause, Target to modify -- more than an insubstantial percentage of Target’s portfolio holdings for the purposes of (1) satisfying Acquiring Fund’s Investment Criteria, (2) aligning Target’s portfolio holdings to be more consistent with those criteria, and/or (3) otherwise facilitating the Reorganization rather than continuing Target’s Investment Criteria that existed before that date.

5.           COVENANTS

5.1.           Trust covenants to operate Target’s business, and Corporation covenants to operate Acquiring Fund’s business, in the ordinary course between the date hereof and the Closing, it being understood that:

(a)  such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Fund’s normal business activities; and

(b)  each Fund will retain exclusive control of the composition of its portfolio until the Closing.

5.2.           Trust covenants to call and hold a meeting of Target’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

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5.3.           Trust covenants that it will assist Corporation in obtaining information Corporation reasonably requests concerning the beneficial ownership of Target Shares.

5.4.           Trust covenants that it will turn over its books and records (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) regarding Target to Corporation at the Closing.

5.5.           Each Investment Company covenants to cooperate in preparing the Registration Statement in compliance with applicable federal securities laws.

5.6.           Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Acquiring Fund’s behalf, title to and possession of all the Assets, and (b) Trust, on Target’s behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.7.           Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to continue Acquiring Fund’s operations after the Effective Time.

5.8.           Trust covenants to distribute all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Target.

5.9.           Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.10.           As promptly as practicable, but in any case within sixty days, after the Effective Time, Trust shall furnish to Corporation, in a form reasonably satisfactory to Corporation, a Certificate stating the earnings and profits of Target for federal income tax purposes that will be carried over by Acquiring Fund as a result of section 381.

5.11.           It is the Investment Companies’ intention that the Reorganization will qualify as a reorganization with the meaning of section 368(a)(1)(D).  Neither Investment Company shall take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to qualify as such a reorganization.

6.           CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and

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effect as if made at the Effective Time, and (c) the following further conditions that, at or before that time:

6.1.           This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Target’s shareholders at the Shareholders Meeting (including any adjournment(s) thereof);

6.2.           All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby.  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, to the Investment Companies’ best knowledge no investigation or proceeding for that purpose has been instituted or pending, threatened, or contemplated under the 1933 Act or the 1940 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties, provided that either Investment Company may for itself waive any of those conditions;

6.3.           At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4.           The Investment Companies shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 8, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 3.5(a).  The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

6.4.1.           Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target,

II-B - 18

will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Fund will be “a party to a reorganization” within the meaning of section 368(b);

6.4.2.           Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities pursuant to sections 361(a) and 357(a), respectively, or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares pursuant to section 361(c)(1);

6.4.3.           Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities pursuant to section 1032(a);

6.4.4.           Acquiring Fund’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization pursuant to section 362(b), and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period) pursuant to section 1223(2);

6.4.5.           A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization pursuant to section 354(a);

6.4.6.           A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares pursuant to section 358(a)(1), and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time pursuant to section 1223(1); and

6.4.7.           Acquiring Fund will succeed to and take into account as of the Effective Time the items of Target described in section 381(c), subject to the conditions and limitations specified in sections 381, 382, 383, and 384 and the Regulations.

Notwithstanding subparagraphs 6.4.2 and 6.4.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

6.5.           Corporation, on Acquiring Fund’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that Corporation, on Acquiring Fund’s behalf, assumes all of the Liabilities; and

6.6.           At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

II-B - 19

7.           BROKERAGE FEES AND EXPENSES

7.1.           Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.           Subject to complying with the representation and warranty contained in paragraph 4.3.10, Adviser shall bear, or, at the option of Trust, reimburse Trust for, all the expenses of the Reorganization (other than brokerage or similar expenses incurred by or for the benefit of Target in connection with the Reorganization), including, if any, (a) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the Registration Statement, and printing and distributing the proxy statement included therein and the Prospectus, (b) reasonable legal and accounting fees, (c) transfer agent and custodian conversion costs, and (d) transfer taxes for foreign securities but excluding brokerage and similar expenses in connection with the Reorganization.  Notwithstanding anything herein to the contrary, an expense shall be paid by the Fund directly incurring it if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

8.           ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement among the parties.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing (except to the extent provided in paragraph 6.4).

9.           TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or before the Closing:

9.1.           By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before December 31, 2012, or another date to which the Investment Companies agree; or

9.2.           By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither Investment Company (nor its trustees/directors, officers, or shareholders) shall have any liability to the other Investment Company.

II-B - 20

10.           AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Target’s shareholders’ approval thereof, provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

11.           SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

12.           MISCELLANEOUS

12.1.           This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

12.2.           Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Acquiring Fund’s behalf, or Trust, on Target’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

12.3           Notice is hereby given that this instrument is executed and delivered on behalf of Trust’s trustees solely in their capacities as trustees, and not individually.  Each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees/directors, officers, shareholders, or series other than its Fund but are only binding on and enforceable against its property attributable to and held for the benefit of its Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees/directors, officers, or shareholders.

12.4.           This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Signatures on following page]

II-B - 21

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

JACOB FUNDS, INC., on behalf of its series, Jacob Small Cap Growth Fund

By:

Name:         Ryan I. Jacob

Title:	President

JACOB FUNDS II, on behalf of its series, Jacob Small Cap Funds II

By:

Name:

Title:

Solely for purposes of paragraphs 4.4 and 7.2,

JACOB ASSET MANAGEMENT OF NEW YORK LLC

By:

Name:              Ryan I. Jacob

Title:              Chairman and Chief Executive Officer

II-B - 22

Part B

Jacob Funds II (formerly, PineBridge Mutual Funds)
on behalf of

Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)

Statement of Additional Information October 3, 2012

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Target Funds	Acquiring Funds
Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)	Jacob Micro Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares
Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)	Jacob Small Cap Growth Fund
– Class R shares	– Investor Class shares
– Class I shares	– Institutional Class shares

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy Statement dated October 3, 2012 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of the series of Jacob Funds II that will be held on October 26, 2012.  A copy of the Prospectus/Proxy Statement may be obtained upon request and without charge by calling Jacob Funds II toll free at 1-888-JACOB-FX.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.  Each proposed reorganization will occur in accordance with the terms of the corresponding Agreement and Plan of Reorganization and Termination.

1

Table of Contents
Page
General Information	3
Incorporation by Reference	3
Pro Forma Financial Information	3

2

General Information

This SAI and the Prospectus/Proxy Statement are related to the acquisition of all of the assets of each Target Fund by the corresponding Acquiring Fund and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Target Fund.  Such assets are proposed to be exchanged for Investor Class shares and Institutional Class shares, as noted in the table above, of the corresponding Acquiring Fund having an aggregate value equal to the net asset value of the particular Target Fund’s Class R shares and Class I shares as of immediately before the opening of business on such date and time as the parties may agree (the “Closing Time”).  The Reorganization of each Target Fund into the corresponding Acquiring Fund is currently expected to occur in the fourth quarter of 2012.  At the Closing Time, each Acquiring Fund will distribute shares to each holder of the corresponding Target Fund shares in an amount equal in value to the shareholder’s Target Fund shares as of the Closing Time and each Target Fund will be completely liquidated as soon as reasonably practicable thereafter (each, a “Reorganization”).

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

1.	Statement of Additional Information dated October 1, 2012 with respect to the Acquiring Funds (previously filed on EDGAR, Accession No. 0001450791-12-000220).

2.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report of Shareholders of the Jacob Small Cap Growth Fund for the fiscal year ended August 31, 2011 (previously filed on EDGAR, Accession No. 0000950123-11-095982).  No other parts of the Annual Report are incorporated herein by reference.

3.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of the Jacob Small Cap Growth Fund for the fiscal period ended February 29, 2012 (previously filed on EDGAR, Accession No. 0001193125-12-225289).  No other parts of the Semi-Annual report are incorporated herein by reference.

4.	Statement of Additional Information dated March 30, 2012 with respect to the Target Funds (previously filed on EDGAR, Accession No. 0000894189-12-001759).

5.
The audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended November 30, 2011 (previously filed on EDGAR, Accession No. 0000898531-12-000062).  No other parts of the Annual Report are incorporated herein by reference.

6.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of the Target Funds for the fiscal period ended May 31, 2012 (previously filed on EDGAR, Accession No. 0000898531-12-000337).  No other parts of the Semi-Annual Report are incorporated herein by reference.

Pro Forma Financial Information

Under each Agreement and Plan of Reorganization and Termination, each Target Fund is proposed to be reorganized into the corresponding Acquiring Fund listed directly opposite such Fund in the table above.

3

Pro forma financial information has not been prepared for the Reorganization of the Jacob Micro Cap Growth Fund series of Jacob Funds II into the Jacob Micro Cap Growth Fund series of Jacob Funds Inc. because such Acquiring Fund is a newly organized shell series with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Target Fund.

Pro Forma Financial Information
Jacob Small Cap Growth Fund II into
Jacob Small Cap Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization and Termination (the “Plan”) as if the proposed reorganization had been consummated on March 1, 2011.

12 Month
Target Fund	Acquiring Fund	Period Ended
Jacob Small Cap Growth Fund II	Jacob Small Cap Growth Fund	February 29, 2012

Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by either Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of registered open-end management investment companies that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the Target Fund’s assets and the assumption of all of the Target Fund’s liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date noted above.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class R	604,583	Investor Class
Class I	833,908	Institutional Class

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with the investment objective, strategies and restrictions of the Acquiring Fund at the period ended date noted above.

4

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Jacob Small Cap Growth Fund II (Target Fund)	$15,022,807	February 29, 2012
Jacob Small Cap Growth Fund (Acquiring Fund)	$6,340,963	February 29, 2012
Jacob Small Cap Growth Fund (Pro Forma Combined)	$21,363,770	February 29, 2012

Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Jacob Small Cap Growth Fund II (Target Fund) 2/29/2012	Jacob Small Cap Growth Fund (Acquiring Fund) 2/29/2012	Pro Forma Adjustments	Jacob Small Cap Growth Fund (Pro Forma Combined)
Investment Advisory Fees (1)	131,629	60,352	0	191,981
Distribution Expenses - Cl R	6,856	23,471	0	30,327
Administration Fees (2)	30,167	40,753	(31,560)	39,360
Fund Accounting Fees (3)	32,908	27,582	(25,890)	34,600
Transfer Agent Fees (4)	42,874	31,926	(30,050)	44,750
Custody Fees	3,124	6,884	(4,208)	5,800
Registration Fees	31,268	23,516	0	54,784
Insurance Expense (5)	-1,008	9,058	0	8,050
Audit Fees (6)	9,547	14,831	(7,300)	17,078
Legal Fees	18,970	21,094	0	40,064
Reports to Shareholders	3,980	7,350	0	11,330
Directors Fees (7)	13,805	8,266	(8,600)	13,471
Miscellaneous Fees	1,098	527	0	1,625
Fee Waivers/Reimbursements	-120,696	(60,352)	0	(181,048)

Net Expenses	204,522	215,258	(107,608)	312,172

(1)
Jacob has contractually agreed, through at least January 2, 2014 following the Reorganization, to waive up to 100% of its advisory fees to the extent that the Jacob Small Cap Growth Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.  Pursuant to this fee waiver agreement for the Jacob Small Cap Growth Fund, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Jacob Small Cap Growth Fund’s expenses to exceed any applicable expense limitation that was in place for the Jacob Small Cap Growth Fund when the fees were waived.  Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Small Cap Growth Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares.

5

(2)	Administration fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the administration services agreements for the Target Fund and the Acquiring Fund.

(3)	Fund Accounting fees were adjusted to eliminate the duplicative costs of bookkeeping for two funds pursuant to the Fund Accounting services agreements for the Target Fund and the Acquiring Fund.

(4)
Transfer Agent fees were adjusted to eliminate the duplicative costs associated with providing services for two funds pursuant to the Transfer Agent and Shareholder Services agreements for the Target Fund and the Acquiring Fund.

(5)	Insurance expense was over-expensed during the period ended 11/30/2011 for the Target Fund and therefore reflects a negative value.

(6)
Audit fees were adjusted to eliminate the effects of duplicative fixed costs associated with providing audit services to two funds and account for the additional share class being obtained by the Acquiring Fund.

(7)	Directors fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainers and meeting fees.

No significant accounting policies will change as a result of the Reorganization, including policies regarding security valuation or compliance with Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended.

Note 4 — Investment Valuation
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors/Trustees that are designed to determine a security’s fair value.

6

The Funds adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Note 5 — Reorganization Costs
Jacob will bear 100% of the Reorganization costs for the Target Fund (other than brokerage or similar expenses incurred by or for the benefit of the Target Fund in connection with the Reorganization). The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 6 — Capital Loss Carryovers
The tax attributes, including capital loss carryovers, of the Target Fund will be taken into account by the Acquiring Fund in the Reorganization.  The capital loss carryovers of the Target Fund and Acquiring Fund are available to offset future gains recognized by the Acquiring Fund after the Reorganization, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the Acquiring Fund and its shareholders (including former Target Fund shareholders) after the Reorganization. Capital losses of a Fund generally can be carried over to succeeding taxable years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period.  The Funds have the following capital loss carryovers (as of the most recent fiscal year end for each Fund):

	Target Fund	Acquiring Fund
	As of 11/30/2011	As of 8/31/2011
Capital Loss Carryovers
Expiring 2016	($9,917,489)	---
Expiring 2017	($1,515,745)	($8,454,402)
Expiring 2018	---	($6,045,289)
Aggregate capital loss carryovers	($11,433,234)	($14,499,691)

The ability of the Acquiring Fund to carry forward its own capital losses after the Reorganization and use such losses to offset future gains will be limited as a direct result of the Reorganization, provided the Acquiring Fund is the smaller of the two Funds on the Closing Date. Accordingly, a substantial portion of the Acquiring Fund’s capital loss carryovers are likely to become unavailable. However, the capital loss carryovers of the Target Fund may continue to be available to the Acquiring Fund after the Reorganization, although the ability of the Acquiring Fund to use those capital loss carryovers will depend on a variety of factors that cannot be known in advance. Under another limitation, if a Fund has built-in gains on the Closing Date that are realized by the Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by any pre-Reorganization losses (including any capital loss carryovers and “built in losses”) of the other Fund.

7

   small barcode here

[FUND LOGO HERE]
(shows through upper window on outbound envelope)
PROXY CARD

JACOB FUNDS II (formerly, PINEBRIDGE MUTUAL FUNDS) Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS – OCTOBER 26, 2012

The undersigned holder of shares of beneficial interest of Jacob Micro Cap Growth Fund (the “Fund”) hereby constitutes and appoints Ryan Jacob and Shane Morris as proxy and attorney for the undersigned, with full power of substitution, for and in the name of the undersigned, to vote and act upon all matters at the Special Meeting of Shareholders of the Funds to be held on October 26, 2012 at 10:00 am Eastern at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, and at any and all adjournments thereof, relating to all shares of the Fund held by the undersigned or relating to all shares of the Fund held by the undersigned which the undersigned would be entitled to vote or act, with all the powers the undersigned would possess if personally present. All proxies previously given by the undersigned relating to the meeting are hereby revoked.

SHAREHOLDER REGISTRATION PRINTED HERE
(shows through lower window on outbound envelope)

NOTE: red dotted line boxes are placeholders and are not printed on the final ballots

QUESTIONS ABOUT THIS PROXY?   Should you have any
questions about the proxy materials or regarding how to
vote your shares, please contact our proxy information line
toll-free at 1-866-416-0576. Representatives are available
 Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Please sign exactly as your name or names appear above. Joint owners should each sign personally. When signing as attorney, executor, administrator, Trustee or guardian, please give your full title as such. If a corporation, please sign in full corporate name by president or other authorized Officer. If a partnership, please sign in partnership name by authorized person.

PLEASE COMPLETE, SIGN, DATE AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE AS SOON AS POSSIBLE.

    _______________________________________________
SIGNATURE                                                                DATE

________________________________________________
SIGNATURE (if held jointly)                                DATE

When properly executed, this proxy will be voted as indicated on the reverse side or “FOR” the Proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Meeting.

THREE OPTIONS FOR VOTING YOUR PROXY
[Missing Graphic Reference]

1. Internet
Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number found in the box at the right at the time you execute your vote.
CONTROL NUMBER
2. Phone	Simply dial toll-free 1-866-416-0576 and provide the representative with the control number at the right. Representatives are available Monday through Friday 9 a.m. to 10 p.m. Eastern time.
3. Mail	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 26, 2012

The proxy statement for this meeting is available at: www.proxyonline.com/docs/jacobfunds.pdf

TAG ID:	BAR CODE	CUSIP: 123456789

PROXY CARD
Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund)

YOUR VOTE IS IMPORTANT.  SPECIFY YOUR DESIRED ACTION BY MARKING THE APPROPRIATE SPACE ON THE REVERSE SIDE OF THIS PROXY BALLOT.  THIS PROXY WILL BE VOTED AS SPECIFIED.  IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.  THE PERSONS NAMED AS PROXIES HAVE DISCRETIONARY AUTHORITY, WHICH THEY INTEND TO EXERCISE IN FAVOR OF THE PROPOSAL REFERRED TO AND ACCORDING TO THEIR BEST JUDGEMENT AS TO ANY OTHER MATTERS THAT PROPERLY COME BEFORE THE SPECIAL MEETING.

SPECIFY YOUR DESIRED ACTION BY MARKING THE APPROPRIATE SPACE BELOW. THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED FOR THE REORGANIZATION. THE PERSONS NAMED AS PROXIES HAVE DISCRETIONARY AUTHORITY, WHICH THEY INTEND TO EXERCISE IN FAVOR OF THE PROPOSAL REFERRED TO AND ACCORDING TO THEIR BEST JUDGMENT AS TO ANY OTHER MATTERS THAT PROPERLY COME BEFORE THE MEETING.

THE BOARD RECOMMENDS YOUR VOTE IN FAVOR OF THE REORGANIZATION.

TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example:    X

PROPOSAL:

FOR	AGAINST	ABSTAIN

1)   To approve an Agreement and Plan of Reorganization and Termination providing for the (i) transfer of the assets of the Jacob Micro Cap Growth Fund series of Jacob Funds II to the Jacob Micro Cap Growth Fund series of Jacob Funds Inc., in exchange solely for shares of the designated classes of common stock of the Jacob Micro Cap Growth Fund series of Jacob Funds Inc. and the latter’s assumption of the transferor’s liabilities, and (ii) distribution of the shares of the designated classes of the Jacob Micro Cap Growth Fund series of Jacob Funds Inc. pro rata to shareholders in connection with the liquidation of the Jacob Micro Cap Growth Fund series of Jacob Funds II.
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THANK YOU FOR VOTING

TAG ID:	BAR CODE	CUSIP: 123456789

   small barcode here

[FUND LOGO HERE]
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PROXY CARD

JACOB FUNDS II (formerly, PINEBRIDGE MUTUAL FUNDS) Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS – OCTOBER 26, 2012

The undersigned holder of shares of beneficial interest of Jacob Small Cap Growth Fund II (the “Fund”) hereby constitutes and appoints Ryan Jacob and Shane Morris as proxy and attorney for the undersigned, with full power of substitution, for and in the name of the undersigned, to vote and act upon all matters at the Special Meeting of Shareholders of the Funds to be held on October 26, 2012 at 10:00 am Eastern at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, and at any and all adjournments thereof, relating to all shares of the Fund held by the undersigned or relating to all shares of the Fund held by the undersigned which the undersigned would be entitled to vote or act, with all the powers the undersigned would possess if personally present. All proxies previously given by the undersigned relating to the meeting are hereby revoked.

SHAREHOLDER REGISTRATION PRINTED HERE
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NOTE: red dotted line boxes are placeholders and are not printed on the final ballots

QUESTIONS ABOUT THIS PROXY?   Should you have any
questions about the proxy materials or regarding how to
vote your shares, please contact our proxy information line
toll-free at 1-866-416-0576. Representatives are available
Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Please sign exactly as your name or names appear above. Joint owners should each sign personally. When signing as attorney, executor, administrator, Trustee or guardian, please give your full title as such. If a corporation, please sign in full corporate name by president or other authorized Officer. If a partnership, please sign in partnership name by authorized person.

PLEASE COMPLETE, SIGN, DATE AND RETURN THIS PROXY IN THE
 ENCLOSED ENVELOPE AS SOON AS POSSIBLE.

______________________________________________
SIGNATURE                                                                DATE

     _____________________________________________
SIGNATURE (if held jointly)                                  DATE

When properly executed, this proxy will be voted as indicated on the reverse side or “FOR” the Proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Meeting.

THREE OPTIONS FOR VOTING YOUR PROXY

1. Internet
Log on to www.proxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number found in the box at the right at the time you execute your vote.
CONTROL NUMBER
2. Phone	Simply dial toll-free 1-866-416-0576 and provide the representative with the control number at the right. Representatives are available Monday through Friday 9 a.m. to 10 p.m. Eastern time.
3. Mail	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 26, 2012

The proxy statement for this meeting is available at: www.proxyonline.com/docs/jacobfunds.pdf

TAG ID:	BAR CODE	CUSIP: 123456789

PROXY CARD

Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund)

YOUR VOTE IS IMPORTANT.  SPECIFY YOUR DESIRED ACTION BY MARKING THE APPROPRIATE SPACE ON THE REVERSE SIDE OF THIS PROXY BALLOT.  THIS PROXY WILL BE VOTED AS SPECIFIED.  IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.  THE PERSONS NAMED AS PROXIES HAVE DISCRETIONARY AUTHORITY, WHICH THEY INTEND TO EXERCISE IN FAVOR OF THE PROPOSAL REFERRED TO AND ACCORDING TO THEIR BEST JUDGEMENT AS TO ANY OTHER MATTERS THAT PROPERLY COME BEFORE THE SPECIAL MEETING.

SPECIFY YOUR DESIRED ACTION BY MARKING THE APPROPRIATE SPACE BELOW. THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED FOR THE REORGANIZATION. THE PERSONS NAMED AS PROXIES HAVE DISCRETIONARY AUTHORITY, WHICH THEY INTEND TO EXERCISE IN FAVOR OF THE PROPOSAL REFERRED TO AND ACCORDING TO THEIR BEST JUDGMENT AS TO ANY OTHER MATTERS THAT PROPERLY COME BEFORE THE MEETING.

THE BOARD RECOMMENDS YOUR VOTE IN FAVOR OF THE REORGANIZATION.

TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example:    X

PROPOSAL:

FOR	AGAINST	ABSTAIN

1)   To approve an Agreement and Plan of Reorganization and Termination providing for the (i) transfer of the assets of the Jacob Small Cap Growth Fund II series of Jacob Funds II to the Jacob Small Cap Growth Fund series of Jacob Funds Inc., in exchange solely for shares of the designated classes of common stock of the Jacob Small Cap Growth Fund series of Jacob Funds Inc. and the latter’s assumption of the transferor’s liabilities, and (ii) distribution of the shares of the designated classes of the Jacob Small Cap Growth Fund series of Jacob Funds Inc. pro rata to share-holders in connection with the liquidation of the Jacob Small Cap Growth Fund II series of Jacob Funds II.
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THANK YOU FOR VOTING

TAG ID:	BAR CODE	CUSIP: 123456789